JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 35.7%
Australia — 0.3%
ANZ Group Holdings Ltd.	10	253
APA Group	4	30
Aristocrat Leisure Ltd.	2	78
ASX Ltd.	1	24
BHP Group Ltd.	16	687
Brambles Ltd.	4	59
CAR Group Ltd.	1	21
Cochlear Ltd.	—	17
Coles Group Ltd.	4	73
Commonwealth Bank of Australia	5	671
Computershare Ltd.	2	48
CSL Ltd.	2	135
Evolution Mining Ltd.	7	52
Fortescue Ltd.	5	68
Glencore plc	30	222
Goodman Group, REIT	6	133
Insurance Australia Group Ltd.	7	42
Lottery Corp. Ltd. (The) (a)	7	27
Lynas Rare Earths Ltd. * (a)	3	28
Macquarie Group Ltd.	1	206
Medibank Pvt Ltd.	9	31
National Australia Bank Ltd.	10	285
Northern Star Resources Ltd.	4	60
Origin Energy Ltd.	6	42
PLS Group Ltd. *	10	28
Pro Medicus Ltd.	—	20
Qantas Airways Ltd.	2	16
QBE Insurance Group Ltd.	5	83
REA Group Ltd.	—	19
Rio Tinto Ltd.	1	142
Rio Tinto plc	22	2,101
Santos Ltd.	10	56
Scentre Group, REIT	16	45
SGH Ltd.	1	20
Sigma Healthcare Ltd.	16	33
Sonic Healthcare Ltd.	1	22
South32 Ltd.	14	46
Stockland, REIT	8	23
Suncorp Group Ltd.	3	47
Telstra Group Ltd. (a)	13	44
Transurban Group	10	104
Vicinity Ltd., REIT	12	23
Washington H Soul Pattinson & Co. Ltd. (a)	1	35
Wesfarmers Ltd.	4	233
Westpac Banking Corp.	11	291
WiseTech Global Ltd. (a)	1	16

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Woodside Energy Group Ltd.	6	143
Woolworths Group Ltd.	4	109
		6,991
Austria — 0.0% ^
BAWAG Group AG (b)	—	47
Erste Group Bank AG	1	129
OMV AG	1	34
Raiffeisen Bank International AG	—	28
Verbund AG	—	15
		253
Belgium — 0.0% ^
Ageas SA	1	39
Anheuser-Busch InBev SA	3	250
D'ieteren Group	—	14
Elia Group SA/NV	—	20
Financiere de Tubize SA	—	14
Groupe Bruxelles Lambert NV	—	21
KBC Group NV	1	106
Lotus Bakeries NV	—	26
Sofina SA	—	13
Syensqo SA	—	19
UCB SA	—	98
		620
Brazil — 0.6%
Axia Energia SA	80	832
Axia Energia SA (Preference) *	24	246
B3 SA - Brasil Bolsa Balcao	379	1,176
Banco do Brasil SA	119	500
Cia de Saneamento de Minas Gerais Copasa MG	73	931
Gerdau SA (Preference)	106	525
Itausa SA (Preference)	447	1,222
Localiza Rent a Car SA	85	631
MercadoLibre, Inc. *	—	700
Motiva Infraestrutura de Mobilidade SA	196	569
NU Holdings Ltd., Class A *	113	1,621
Petroleo Brasileiro SA (Preference)	345	2,955
Porto Seguro SA	45	488
Raia Drogasil SA	141	517
Telefonica Brasil SA	114	739
Yara International ASA	—	24
		13,676
Chile — 0.0% ^
Antofagasta plc	1	55
China — 2.0%
Advanced Micro-Fabrication Equipment, Inc., Class A	25	1,250

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Alibaba Group Holding Ltd.	267	4,071
ANTA Sports Products Ltd.	77	771
BOC Hong Kong Holdings Ltd.	11	77
China Construction Bank Corp., Class H	2,180	2,558
China International Capital Corp. Ltd., Class H (b)	254	702
China Merchants Bank Co. Ltd., Class A	210	1,231
China Overseas Land & Investment Ltd.	331	569
China Yangtze Power Co. Ltd., Class A	150	645
Chuangxin Industries Holdings Ltd.	258	549
Contemporary Amperex Technology Co. Ltd., Class A	42	2,437
Flat Glass Group Co. Ltd., Class H	368	327
Fuyao Glass Industry Group Co. Ltd., Class H (b)	82	623
H World Group Ltd.	183	776
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	134	1,069
Kweichow Moutai Co. Ltd., Class A	3	661
Lenovo Group Ltd.	568	1,737
Loncin Motor Co. Ltd., Class A	216	470
Midea Group Co. Ltd., Class A	49	642
Montage Technology Co. Ltd., Class A	9	274
Montage Technology Co. Ltd., Class H (a)	11	377
NetEase, Inc.	83	2,206
PetroChina Co. Ltd., Class H	1,000	1,272
Ping An Insurance Group Co. of China Ltd., Class H	302	2,256
Prosus NV	4	195
Sieyuan Electric Co. Ltd., Class A	35	801
SITC International Holdings Co. Ltd.	4	20
Tencent Holdings Ltd.	113	6,886
Wilmar International Ltd.	7	21
WUS Printed Circuit Kunshan Co. Ltd., Class A	42	646
WuXi AppTec Co. Ltd., Class A	56	1,072
XCMG Construction Machinery Co. Ltd., Class A	386	513
Xiaomi Corp., Class B * (b)	415	1,522
Yangzijiang Shipbuilding Holdings Ltd.	8	24
Yum China Holdings, Inc.	38	1,822
Yum China Holdings, Inc.	17	821
Zhongji Innolight Co. Ltd., Class A	5	599
Zijin Mining Group Co. Ltd., Class H	392	1,664
ZTO Express Cayman, Inc.	30	726
		44,882
Cyprus — 0.0% ^
Bank of Cyprus Holdings plc	44	528
Czech Republic — 0.0% ^
CSG NV * (a)	32	612
Denmark — 0.2%
Carlsberg A/S, Class B	—	44
Coloplast A/S, Class B	1	26

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Denmark — continued
Danske Bank A/S	2	116
Demant A/S *	—	12
DSV A/S	1	133
Genmab A/S *	—	57
Novo Nordisk A/S, Class B	60	2,847
Novonesis Novozymes B	1	73
Orsted A/S * (b)	2	32
Pandora A/S	—	30
ROCKWOOL A/S, Class B	—	9
Tryg A/S	1	23
Vestas Wind Systems A/S	3	83
		3,485
Finland — 0.1%
Elisa OYJ	—	18
Fortum OYJ	1	32
Kesko OYJ, Class B	1	21
Kone OYJ, Class B	1	61
Metso OYJ	2	39
Neste OYJ	1	48
Nokia OYJ	16	149
Nordea Bank Abp	10	199
Orion OYJ, Class B	—	32
Sampo OYJ, Class A	8	85
Stora Enso OYJ, Class R	2	20
UPM-Kymmene OYJ	2	46
Wartsila OYJ Abp	2	53
		803
France — 0.6%
Abivax SA *	—	24
Accor SA	1	31
Aeroports de Paris SA	—	14
Air Liquide SA	2	402
Airbus SE	2	447
Alstom SA *	1	20
Amundi SA (b)	—	21
AXA SA	5	261
Ayvens SA (b)	1	14
BioMerieux	—	10
BNP Paribas SA	3	404
Bollore SE	2	9
Bouygues SA	1	40
Bureau Veritas SA	1	32
Capgemini SE	—	58
Carrefour SA	2	35
Cie de Saint-Gobain SA	1	134
Cie Generale des Etablissements Michelin SCA	2	80

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Covivio SA, REIT	—	10
Credit Agricole SA	3	65
Danone SA	2	157
Dassault Aviation SA	—	19
Dassault Systemes SE	2	50
Eiffage SA	—	31
Engie SA	6	178
EssilorLuxottica SA	1	183
Gecina SA, REIT	—	13
Getlink SE	1	17
Hermes International SCA	—	147
Ipsen SA	—	20
Kering SA	—	76
Klepierre SA, REIT	1	31
Legrand SA	1	125
L'Oreal SA	1	344
LVMH Moet Hennessy Louis Vuitton SE	4	2,003
Orange SA	6	114
Pernod Ricard SA	1	49
Publicis Groupe SA	1	79
Renault SA	1	18
Rexel SA	1	29
Safran SA	17	6,817
Sartorius Stedim Biotech	—	18
Societe Generale SA	2	193
Sodexo SA	—	16
Thales SA	—	85
TotalEnergies SE	6	557
Unibail-Rodamco-Westfield, REIT	—	41
Veolia Environnement SA	2	76
Vinci SA	2	211
		13,808
Germany — 0.5%
adidas AG	1	96
Allianz SE (Registered)	1	608
BASF SE	3	166
Bayer AG (Registered)	3	175
Bayerische Motoren Werke AG	1	71
Beiersdorf AG (a)	—	27
Brenntag SE	—	26
Commerzbank AG	2	91
Continental AG	—	29
CTS Eventim AG & Co. KGaA (a)	—	12
Daimler Truck Holding AG	2	83
Deutsche Bank AG (Registered)	6	214
Deutsche Boerse AG	2	504
Deutsche Lufthansa AG (Registered)	2	20

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Deutsche Post AG	3	197
Deutsche Telekom AG (Registered)	11	340
Dr Ing hc F Porsche AG (Preference) (a) (b)	—	17
E.ON SE	7	155
Evonik Industries AG	1	16
Fresenius Medical Care AG	1	31
Fresenius SE & Co. KGaA	1	70
GEA Group AG	1	33
Hannover Rueck SE	—	56
Heidelberg Materials AG	1	79
Henkel AG & Co. KGaA	—	23
Henkel AG & Co. KGaA (Preference)	1	42
Hensoldt AG	—	18
HOCHTIEF AG	—	25
Infineon Technologies AG	33	2,370
Innio NV *	39	942
Knorr-Bremse AG	—	24
Mercedes-Benz Group AG	2	126
Merck KGaA	—	69
MTU Aero Engines AG	—	72
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5	2,657
Nemetschek SE	—	14
Porsche Automobil Holding SE (Preference)	1	16
Rational AG	—	12
Rheinmetall AG	—	197
RWE AG	2	136
SAP SE	3	614
Sartorius AG (Preference) (a)	—	20
Scout24 SE (b)	—	19
Siemens AG (Registered)	2	780
Siemens Energy AG	3	425
Siemens Healthineers AG (b)	1	46
Symrise AG	—	43
Talanx AG	—	25
Volkswagen AG (Preference)	1	57
Vonovia SE	2	56
Zalando SE * (b)	1	22
		11,966
Greece — 0.1%
Piraeus Bank SA *	113	1,316
Guatemala — 0.1%
Millicom International Cellular SA	9	858
Hong Kong — 0.2%
AIA Group Ltd.	118	1,189
CK Asset Holdings Ltd.	5	33
CK Infrastructure Holdings Ltd.	2	16

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
CLP Holdings Ltd.	5	50
Futu Holdings Ltd., ADR	—	16
Henderson Land Development Co. Ltd.	4	14
HKT Trust & HKT Ltd.	11	18
Hong Kong & China Gas Co. Ltd.	35	32
Hong Kong Exchanges & Clearing Ltd.	48	2,501
Hongkong Land Holdings Ltd.	3	26
Link, REIT	8	41
MTR Corp. Ltd.	5	19
Power Assets Holdings Ltd.	5	38
Prudential plc	8	122
Sino Land Co. Ltd.	14	19
Sun Hung Kai Properties Ltd.	5	71
Swire Pacific Ltd., Class A	1	13
Techtronic Industries Co. Ltd.	47	781
WH Group Ltd. (b)	25	26
Wharf Real Estate Investment Co. Ltd.	5	17
		5,042
Hungary — 0.1%
OTP Bank Nyrt.	12	1,769
India — 0.8%
Axis Bank Ltd., GDR (b)	18	1,160
Bajaj Finance Ltd.	213	2,540
Blue Star Ltd.	21	377
CG Power & Industrial Solutions Ltd.	62	564
Dr Reddy's Laboratories Ltd., ADR (a)	44	523
HDFC Bank Ltd., ADR	28	657
Hindalco Industries Ltd.	68	695
ICICI Bank Ltd., ADR	94	2,813
Indian Hotels Co. Ltd. (The)	68	524
Infosys Ltd., ADR (a)	68	821
Mahindra & Mahindra Ltd.	38	1,363
Max Financial Services Ltd. *	53	835
Max Healthcare Institute Ltd.	45	519
NTPC Ltd.	281	1,023
Reliance Industries Ltd., GDR (c)	38	2,057
SBI Life Insurance Co. Ltd. (b)	30	598
Trent Ltd.	31	978
Varun Beverages Ltd.	139	644
		18,691
Indonesia — 0.0% ^
Jardine Matheson Holdings Ltd.	—	33
Telkom Indonesia Persero Tbk. PT	4,171	609
		642

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — 0.1%
AerCap Holdings NV	10	1,469
AIB Group plc	7	81
Bank of Ireland Group plc	3	64
Kerry Group plc, Class A	1	49
Kingspan Group plc	—	45
		1,708
Israel — 0.0% ^
Azrieli Group Ltd.	—	18
Bank Hapoalim BM	4	102
Bank Leumi Le-Israel BM	5	112
Check Point Software Technologies Ltd. *	—	31
Elbit Systems Ltd.	—	72
Enlight Renewable Energy Ltd. *	—	38
Harel Insurance Investments & Financial Services Ltd.	—	21
ICL Group Ltd.	2	11
Israel Discount Bank Ltd., Class A	4	41
Mizrahi Tefahot Bank Ltd.	1	37
Nova Ltd. *	—	39
OPC Energy Ltd. *	1	17
Phoenix Financial Ltd.	1	41
Teva Pharmaceutical Industries Ltd., ADR *	4	131
Tower Semiconductor Ltd. *	—	79
		790
Italy — 0.3%
Banca Mediolanum SpA	1	17
Banca Monte dei Paschi di Siena SpA	6	82
Banco BPM SpA	4	67
BPER Banca SpA	5	82
Coca-Cola HBC AG	1	43
Davide Campari-Milano NV	2	12
Enel SpA	25	277
Eni SpA	6	162
Ferrari NV	4	1,543
FinecoBank Banca Fineco SpA	2	53
Generali (a)	3	132
Intesa Sanpaolo SpA	45	338
Italgas SpA	2	20
Leonardo SpA	1	83
Moncler SpA	1	40
Poste Italiane SpA (a) (b)	1	44
Prysmian SpA	1	124
Recordati Industria Chimica e Farmaceutica SpA	—	20
Ryanair Holdings plc	1	38
Snam SpA	6	44
Telecom Italia SpA *	5	46
Terna - Rete Elettrica Nazionale	4	52

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
UniCredit SpA	34	3,248
Unipol Assicurazioni SpA	1	35
		6,602
Ivory Coast — 0.0% ^
Endeavour Mining plc	1	33
Japan — 1.3%
Advantest Corp.	2	454
Aeon Co. Ltd.	7	60
AGC, Inc.	1	23
Aisin Corp.	1	19
Ajinomoto Co., Inc.	3	86
Allegro MicroSystems, Inc. *	15	615
ANA Holdings, Inc.	1	10
Asahi Group Holdings Ltd.	5	48
Asahi Kasei Corp.	4	42
Asics Corp.	2	65
Astellas Pharma, Inc.	5	76
Bandai Namco Holdings, Inc.	2	46
Bridgestone Corp.	3	84
Canon, Inc.	3	72
Capcom Co. Ltd.	1	23
Central Japan Railway Co.	2	60
Chiba Bank Ltd. (The)	2	26
Chubu Electric Power Co., Inc.	2	36
Chugai Pharmaceutical Co. Ltd.	2	95
Concordia Financial Group Ltd.	3	34
Dai Nippon Printing Co. Ltd.	1	20
Daifuku Co. Ltd.	1	37
Daiichi Life Group, Inc.	11	133
Daiichi Sankyo Co. Ltd.	5	87
Daikin Industries Ltd.	1	116
Daito Trust Construction Co. Ltd.	1	19
Daiwa House Industry Co. Ltd.	2	53
Daiwa Securities Group, Inc.	4	46
Denso Corp.	5	63
Disco Corp.	—	107
East Japan Railway Co.	3	71
Ebara Corp.	1	48
Eisai Co. Ltd.	1	24
ENEOS Holdings, Inc.	8	69
FANUC Corp.	3	121
Fast Retailing Co. Ltd.	1	294
Fuji Electric Co. Ltd.	—	35
FUJIFILM Holdings Corp.	4	85
Fujikura Ltd.	5	122
Fujitsu Ltd.	5	127

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Furukawa Electric Co. Ltd.	2	40
Hankyu Hanshin Holdings, Inc.	1	21
Hikari Tsushin, Inc.	—	24
Hitachi Ltd.	14	465
Honda Motor Co. Ltd.	12	118
Hoya Corp.	1	168
Hulic Co. Ltd.	1	14
Ibiden Co. Ltd.	1	70
Idemitsu Kosan Co. Ltd.	2	20
IHI Corp.	3	54
Inpex Corp.	3	67
Isuzu Motors Ltd.	2	25
ITOCHU Corp.	18	222
Japan Exchange Group, Inc.	3	42
Japan Post Bank Co. Ltd.	6	110
Japan Post Holdings Co. Ltd.	5	81
Japan Post Insurance Co. Ltd.	2	20
Japan Tobacco, Inc.	4	161
JFE Holdings, Inc.	2	20
JX Advanced Metals Corp.	2	39
Kajima Corp.	1	43
Kansai Electric Power Co., Inc. (The)	3	47
Kao Corp.	3	60
Kawasaki Heavy Industries Ltd.	2	39
Kawasaki Kisen Kaisha Ltd.	1	20
KDDI Corp.	9	173
Keyence Corp.	4	1,956
Kikkoman Corp.	2	25
Kioxia Holdings Corp. *	1	279
Kirin Holdings Co. Ltd.	3	48
Komatsu Ltd.	3	117
Konami Group Corp.	—	39
Kubota Corp.	3	53
Kyocera Corp.	4	84
Kyowa Kirin Co. Ltd.	1	11
Lasertec Corp.	—	69
LY Corp.	8	23
Makita Corp.	1	23
Marubeni Corp.	4	145
MINEBEA MITSUMI, Inc.	1	25
Mitsubishi Chemical Group Corp.	4	26
Mitsubishi Corp.	10	290
Mitsubishi Electric Corp.	6	220
Mitsubishi Estate Co. Ltd.	3	83
Mitsubishi HC Capital, Inc.	3	27
Mitsubishi Heavy Industries Ltd.	10	241
Mitsubishi UFJ Financial Group, Inc.	139	3,111

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mitsui & Co. Ltd.	8	233
Mitsui Fudosan Co. Ltd.	8	76
Mitsui Kinzoku Co. Ltd.	—	38
Mitsui OSK Lines Ltd.	1	41
Mizuho Financial Group, Inc.	8	394
MS&AD Insurance Group Holdings, Inc.	4	117
Murata Manufacturing Co. Ltd.	5	237
NEC Corp.	4	119
Nexon Co. Ltd.	1	16
NIDEC Corp. *	3	43
Nintendo Co. Ltd.	3	167
Nippon Building Fund, Inc., REIT	—	20
Nippon Paint Holdings Co. Ltd.	3	23
Nippon Sanso Holdings Corp.	1	22
Nippon Steel Corp.	15	63
Nippon Yusen KK	1	50
Nissan Motor Co. Ltd. *	8	16
Nitori Holdings Co. Ltd.	1	21
Nitto Denko Corp.	2	44
Nomura Holdings, Inc.	9	91
Nomura Research Institute Ltd.	1	35
NTT, Inc.	97	93
Obayashi Corp.	2	37
Obic Co. Ltd.	1	29
Olympus Corp.	3	38
Oriental Land Co. Ltd.	3	70
ORIX Corp.	3	141
Osaka Gas Co. Ltd.	1	38
Otsuka Corp.	1	14
Otsuka Holdings Co. Ltd.	1	97
Pan Pacific International Holdings Corp.	6	35
Panasonic Holdings Corp.	7	198
Rakuten Group, Inc. *	4	23
Recruit Holdings Co. Ltd.	4	340
Renesas Electronics Corp.	6	112
Resona Holdings, Inc.	7	89
Resonac Holdings Corp.	1	50
Ryohin Keikaku Co. Ltd.	2	42
Sanrio Co. Ltd.	3	24
SBI Holdings, Inc.	2	32
SCREEN Holdings Co. Ltd.	1	38
Secom Co. Ltd.	1	52
Seibu Holdings, Inc.	1	13
Sekisui House Ltd.	2	42
Seven & i Holdings Co. Ltd.	6	81
Shimano, Inc.	—	25
Shimizu Corp.	2	22

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Shin-Etsu Chemical Co. Ltd.	5	185
Shionogi & Co. Ltd.	2	42
Shiseido Co. Ltd.	1	26
SMC Corp.	—	86
SoftBank Corp.	92	129
SoftBank Group Corp.	12	371
Sompo Holdings, Inc.	3	115
Sony Group Corp.	19	439
Subaru Corp.	2	29
Sumitomo Corp.	13	135
Sumitomo Electric Industries Ltd.	145	1,924
Sumitomo Metal Mining Co. Ltd.	1	35
Sumitomo Mitsui Financial Group, Inc.	12	503
Sumitomo Mitsui Trust Group, Inc.	8	82
Sumitomo Realty & Development Co. Ltd.	2	43
Suntory Beverage & Food Ltd.	—	12
Suzuki Motor Corp.	5	65
T&D Holdings, Inc.	1	44
Taisei Corp.	1	40
Takeda Pharmaceutical Co. Ltd.	5	172
TDK Corp.	6	117
Terumo Corp.	4	62
Toho Co. Ltd.	2	16
Tokio Marine Holdings, Inc.	60	3,043
Tokyo Electron Ltd.	8	2,541
Tokyo Gas Co. Ltd.	1	35
TOPPAN Holdings, Inc.	1	20
Toray Industries, Inc.	4	29
Toyota Motor Corp.	146	2,755
Toyota Tsusho Corp.	2	83
Unicharm Corp.	3	22
West Japan Railway Co.	1	25
Yamaha Motor Co. Ltd.	3	23
Yokogawa Electric Corp.	1	29
Zensho Holdings Co. Ltd.	—	19
		29,646
Kazakhstan — 0.0% ^
Kaspi.KZ JSC, ADR (b)	5	492
Luxembourg — 0.0% ^
ArcelorMittal SA	1	97
CVC Capital Partners plc (b)	1	11
Eurofins Scientific SE	—	28
		136

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	6	26
Sands China Ltd.	8	14
		40
Malaysia — 0.0% ^
Malayan Banking Bhd.	244	650
Mexico — 0.1%
Arca Continental SAB de CV	47	539
Fresnillo plc	1	19
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	2	605
Regional SAB de CV	83	684
		1,847
Netherlands — 0.6%
ABN AMRO Bank NV, CVA (b)	2	90
Adyen NV * (b)	—	87
Akzo Nobel NV (a)	1	34
Argenx SE *	—	169
ASM International NV	—	140
ASML Holding NV	5	8,391
ASR Nederland NV	1	41
BE Semiconductor Industries NV	—	52
Euronext NV (b)	—	46
EXOR NV	—	22
Heineken Holding NV	—	32
Heineken NV	1	84
ING Groep NV	9	329
Koninklijke Ahold Delhaize NV	3	113
Koninklijke KPN NV	12	58
Koninklijke Philips NV	3	65
Magnum Ice Cream Co. NV (The) * (a)	2	29
Nebius Group NV * (a)	1	123
NN Group NV	1	80
NXP Semiconductors NV	10	2,390
uniQure NV *	15	663
Universal Music Group NV	3	54
Wolters Kluwer NV	1	57
		13,149
New Zealand — 0.0% ^
Auckland International Airport Ltd.	5	28
Contact Energy Ltd.	3	16
Fisher & Paykel Healthcare Corp. Ltd.	2	45
Infratil Ltd.	3	25
Meridian Energy Ltd.	4	14
Xero Ltd. *	1	25
		153

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Nigeria — 0.0% ^
Airtel Africa plc (b)	2	11
Norway — 0.0% ^
Aker BP ASA	1	36
DNB Bank ASA	3	84
Equinor ASA	2	93
Gjensidige Forsikring ASA	1	19
Kongsberg Gruppen ASA	1	42
Mowi ASA	2	29
Norsk Hydro ASA	4	38
Orkla ASA	2	25
Salmar ASA	—	12
Telenor ASA	2	27
Var Energi ASA	3	14
		419
Peru — 0.1%
Intercorp Financial Services, Inc.	15	879
Poland — 0.0% ^
InPost SA *	1	14
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	26	32
EDP SA	10	48
Galp Energia SGPS SA	1	30
Jeronimo Martins SGPS SA	1	18
		128
Russia — 0.0%
Severstal PAO, GDR ‡ * (b)	58	— (d)
Saudi Arabia — 0.1%
Al Rajhi Bank	104	1,731
Singapore — 0.2%
CapitaLand Ascendas, REIT	13	26
CapitaLand Integrated Commercial Trust, REIT	19	37
CapitaLand Investment Ltd.	8	16
DBS Group Holdings Ltd.	46	2,673
Grab Holdings Ltd., Class A *	7	26
Keppel Ltd.	4	39
Kulicke & Soffa Industries, Inc.	6	494
Oversea-Chinese Banking Corp. Ltd.	10	236
Sea Ltd., ADR *	1	129
Sembcorp Industries Ltd.	3	12
Singapore Airlines Ltd.	5	29
Singapore Exchange Ltd.	3	50
Singapore Technologies Engineering Ltd.	5	38
Singapore Telecommunications Ltd.	24	83

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
STMicroelectronics NV	2	108
United Overseas Bank Ltd.	4	128
		4,124
South Africa — 0.2%
Absa Group Ltd.	63	871
Anglo American plc	3	172
Capitec Bank Holdings Ltd.	3	964
Gold Fields Ltd.	36	1,146
Gold Fields Ltd., ADR	16	511
MTN Group Ltd.	71	881
Sanlam Ltd.	84	446
		4,991
South Korea — 1.6%
Amorepacific Corp.	8	683
APR Corp.	3	709
Coupang, Inc. *	29	477
DB Insurance Co. Ltd.	4	480
Delivery Hero SE * (b)	1	23
Hana Financial Group, Inc.	10	886
Hanmi Pharm Co. Ltd.	2	558
HD Hyundai Electric Co. Ltd.	1	515
Hugel, Inc. *	2	258
Hyundai Glovis Co. Ltd.	3	481
JB Financial Group Co. Ltd.	31	561
KakaoBank Corp.	28	425
Kia Corp.	17	1,503
KT Corp., ADR	56	1,012
Samsung Biologics Co. Ltd. * (b)	—	438
Samsung Electronics Co. Ltd.	95	16,449
SK hynix, Inc.	9	10,278
		35,736
Spain — 0.1%
Acciona SA	—	22
ACS Actividades de Construccion y Servicios SA	1	73
Aena SME SA (b)	2	74
Amadeus IT Group SA	1	87
Banco Bilbao Vizcaya Argentaria SA	18	506
Banco de Sabadell SA	15	59
Banco Santander SA	46	653
Bankinter SA	2	36
CaixaBank SA	11	164
Cellnex Telecom SA (b)	2	48
EDP Renewables SA	1	16
Endesa SA	1	49
Iberdrola SA	20	473
Indra Sistemas SA	—	15

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Industria de Diseno Textil SA	4	229
Mapfre SA	3	15
Naturgy Energy Group SA	1	44
Redeia Corp. SA	1	22
Repsol SA	4	108
Telefonica SA	12	49
		2,742
Sweden — 0.3%
AddTech AB, Class B	1	30
Alfa Laval AB	1	55
Assa Abloy AB, Class B	3	116
Atlas Copco AB, Class A	8	171
Atlas Copco AB, Class B	5	88
Beijer Ref AB	1	19
Boliden AB	1	46
Epiroc AB, Class A	2	51
Epiroc AB, Class B	1	26
EQT AB	1	47
Essity AB, Class B	2	53
Evolution AB * (b)	—	29
Fastighets AB Balder, Class B *	2	12
H & M Hennes & Mauritz AB, Class B	1	25
Hexagon AB, Class B	7	66
Industrivarden AB, Class A	—	19
Industrivarden AB, Class C	1	29
Indutrade AB	1	21
Investment AB Latour, Class B	—	9
Investor AB, Class B	6	242
L E Lundbergforetagen AB, Class B	—	14
Lifco AB, Class B	1	23
Nibe Industrier AB, Class B	4	18
Saab AB, Class B	1	64
Sagax AB, Class B	1	12
Sandvik AB	3	124
Securitas AB, Class B	2	24
Skandinaviska Enskilda Banken AB, Class A	5	110
Skanska AB, Class B	1	29
SKF AB, Class B	1	29
Svenska Cellulosa AB SCA, Class B	2	22
Svenska Handelsbanken AB, Class A	4	67
Swedbank AB, Class A	3	105
Swedish Orphan Biovitrum AB *	1	28
Tele2 AB, Class B	2	30
Telefonaktiebolaget LM Ericsson, Class B	8	83
Telia Co. AB	7	34

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Trelleborg AB, Class B	1	27
Volvo AB, Class B	114	4,346
		6,343
Switzerland — 0.2%
ABB Ltd. (Registered)	5	496
Avolta AG	—	17
Banque Cantonale Vaudoise (Registered)	—	18
Barry Callebaut AG (Registered)	—	18
Belimo Holding AG (Registered)	—	33
BKW AG	—	10
Chocoladefabriken Lindt & Spruengli AG	—	46
Cie Financiere Richemont SA (Registered)	2	408
DSM-Firmenich AG	1	57
EMS-Chemie Holding AG (Registered) (a)	—	23
Galderma Group AG	1	129
Geberit AG (Registered)	—	69
Givaudan SA (Registered)	—	120
Helvetia Baloise Holding AG	—	67
Julius Baer Group Ltd.	1	58
Kuehne + Nagel International AG (Registered)	—	39
Logitech International SA (Registered)	1	48
Lonza Group AG (Registered)	—	158
Nestle SA (Registered)	8	826
Partners Group Holding AG	—	57
Sandoz Group AG	1	110
Schindler Holding AG	—	40
Schindler Holding AG (Registered)	—	31
SGS SA (Registered)	1	63
Sika AG (Registered)	1	110
Sonova Holding AG (Registered)	—	43
Straumann Holding AG (Registered)	—	44
Swatch Group AG (The)	—	20
Swiss Life Holding AG (Registered)	—	105
Swiss Prime Site AG (Registered)	—	42
Swisscom AG (Registered)	—	65
UBS Group AG (Registered)	10	538
VAT Group AG (b)	—	65
Zurich Insurance Group AG	1	366
		4,339
Taiwan — 2.3%
Accton Technology Corp.	19	1,232
ASE Technology Holding Co. Ltd.	115	1,959
CTBC Financial Holding Co. Ltd.	702	1,401
Delta Electronics, Inc.	45	2,214
Elite Material Co. Ltd.	12	1,774
Formosa Chemicals & Fibre Corp.	303	528

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Lotes Co. Ltd. *	15	833
MediaTek, Inc.	34	3,622
Taiwan Semiconductor Manufacturing Co. Ltd.	399	29,475
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14	5,831
Wiwynn Corp.	8	1,335
Zhen Ding Technology Holding Ltd.	85	1,062
		51,266
Thailand — 0.0% ^
Fabrinet *	2	792
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	235	372
Aldar Properties PJSC	284	573
NMC Health plc ‡ *	3	— (d)
		945
United Kingdom — 0.5%
3i Group plc	3	120
Admiral Group plc	1	42
Associated British Foods plc	1	25
AstraZeneca plc	5	825
Aviva plc	10	91
BAE Systems plc	9	266
Barclays plc	44	302
British American Tobacco plc	6	391
BT Group plc	18	50
Bunzl plc	1	38
Centrica plc	15	31
CK Hutchison Holdings Ltd.	9	78
Coca-Cola Europacific Partners plc	1	71
Compass Group plc	55	1,760
Diageo plc	7	157
GSK plc	13	338
Halma plc	1	57
HSBC Holdings plc	55	1,174
Imperial Brands plc	2	90
Informa plc	4	49
International Consolidated Airlines Group SA	4	21
Intertek Group plc	1	38
J Sainsbury plc	5	26
Kingfisher plc	5	22
Klarna Group plc * (a)	23	444
Land Securities Group plc, REIT	2	22
Legal & General Group plc	17	68
Lloyds Banking Group plc	188	290
London Stock Exchange Group plc	1	161
M&G plc	7	34
Marks & Spencer Group plc	7	35

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Melrose Industries plc	4	24
National Grid plc	16	255
NatWest Group plc	110	1,035
Next plc	—	74
Pearson plc	2	25
Reckitt Benckiser Group plc	2	145
RELX plc	6	201
Rentokil Initial plc	8	37
Rolls-Royce Holdings plc	27	537
Sage Group plc (The)	3	38
Schroders plc	3	20
Segro plc, REIT	4	51
Severn Trent plc	1	35
Smith & Nephew plc	2	39
Smiths Group plc	1	34
Spirax Group plc	—	22
SSE plc	4	123
Standard Chartered plc	6	169
Standard Life plc	2	28
TechnipFMC plc	15	1,084
Tesco plc	21	135
Unilever plc	7	446
United Utilities Group plc	2	44
Verisure plc * (a)	1	9
Vodafone Group plc	59	94
Wise Group plc, Class A *	2	27
		11,847
United States — 22.0%
3M Co.	23	4,083
AbbVie, Inc.	22	5,572
Accenture plc, Class A	3	437
Advanced Micro Devices, Inc. *	11	5,428
Aegon Ltd. (a)	4	37
Albemarle Corp.	8	906
Alcon AG	2	110
Alexandria Real Estate Equities, Inc., REIT	5	248
Alnylam Pharmaceuticals, Inc. *	2	421
Alphabet, Inc., Class A	28	10,132
Alphabet, Inc., Class C	53	19,078
Amazon.com, Inc. *	98	26,700
American Express Co.	12	3,933
American Homes 4 Rent, Class A, REIT	10	328
American Tower Corp., REIT	3	465
AMETEK, Inc.	6	1,453
Amphenol Corp., Class A	10	1,636
Amrize Ltd.	13	641
Analog Devices, Inc.	2	910

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Andersen Group, Inc., Class A * (a)	4	168
Aon plc, Class A	9	3,154
AP Moller - Maersk A/S, Class A	—	21
AP Moller - Maersk A/S, Class B	—	30
Apple, Inc.	64	19,684
AppLovin Corp., Class A *	3	1,064
Arista Networks, Inc. *	8	1,454
Arthur J Gallagher & Co.	7	1,741
Astera Labs, Inc. *	2	549
AT&T, Inc.	117	2,720
AutoZone, Inc. *	1	4,265
AvalonBay Communities, Inc., REIT	13	2,441
Baker Hughes Co., Class A	56	3,387
Bank of America Corp.	119	7,400
Becton Dickinson & Co.	2	387
Berkshire Hathaway, Inc., Class B *	7	3,556
Best Buy Co., Inc.	2	192
Biogen, Inc. *	2	407
BJ's Wholesale Club Holdings, Inc. *	12	1,126
Booking Holdings, Inc.	16	3,151
Booz Allen Hamilton Holding Corp., Class A	19	1,359
Boston Scientific Corp. *	23	1,069
BP plc	50	378
Bristol-Myers Squibb Co.	50	3,253
Broadcom, Inc.	31	12,125
Burlington Stores, Inc. *	4	1,375
Buzzi SpA	—	11
BWX Technologies, Inc.	5	817
CACI International, Inc., Class A *	—	115
Capital One Financial Corp.	14	2,855
Carnival Corp. Ltd.	21	595
Carpenter Technology Corp.	1	712
Carvana Co., Class A *	9	563
Casey's General Stores, Inc.	1	1,302
Caterpillar, Inc.	1	507
CBRE Group, Inc., Class A *	7	1,048
CDW Corp.	5	772
Cencora, Inc.	10	3,064
Cerebras Systems, Inc., Class A * (a)	6	1,259
Charles Schwab Corp. (The)	43	4,516
Chemours Co. (The)	41	674
Chevron Corp.	3	564
Chipotle Mexican Grill, Inc., Class A *	8	300
Chubb Ltd.	1	296
Ciena Corp. *	2	864
Cigna Group (The)	5	1,412
Citigroup, Inc.	7	887

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Cloudflare, Inc., Class A *	2	593
Cognizant Technology Solutions Corp., Class A	6	315
Columbia Sportswear Co.	5	295
Comfort Systems USA, Inc.	1	1,787
ConocoPhillips	14	1,662
Corpay, Inc. *	4	1,608
CoStar Group, Inc. *	31	893
Crowdstrike Holdings, Inc., Class A *	14	2,648
Danaher Corp.	10	1,894
Darden Restaurants, Inc.	1	204
Deere & Co.	2	1,061
DigitalOcean Holdings, Inc. *	9	1,099
DoorDash, Inc., Class A *	7	1,451
Dover Corp.	19	3,989
Dow, Inc.	11	331
Eaton Corp. plc	2	666
Ecolab, Inc.	7	1,931
Edwards Lifesciences Corp. *	16	1,386
Elevance Health, Inc.	2	853
elf Beauty, Inc. *	4	347
Eli Lilly & Co.	3	3,028
Emerson Electric Co.	8	1,243
Entegris, Inc.	7	797
EOG Resources, Inc.	11	1,632
EQT Corp.	34	1,826
Equinix, Inc., REIT	—	207
EquipmentShare.com, Inc., Class A * (a)	11	206
Essex Property Trust, Inc., REIT	3	799
Experian plc	3	109
ExxonMobil Holdings Corp. *	18	2,759
FedEx Corp.	1	351
Fedex Freight Holding Co., Inc. *	1	104
Ferrovial NV	2	100
Fidelity National Information Services, Inc.	22	1,006
Fifth Third Bancorp	43	2,411
First Citizens BancShares, Inc., Class A	—	282
Flowserve Corp.	18	1,341
Fox Corp., Class A	9	529
Freeport-McMoRan, Inc.	11	693
Gap, Inc. (The)	12	247
Gates Industrial Corp. Ltd. *	67	1,882
GE HealthCare Technologies, Inc.	27	1,809
General Dynamics Corp.	1	401
Genpact Ltd.	12	418
Goldman Sachs Group, Inc. (The)	2	1,823
Guidewire Software, Inc. *	4	593
Haleon plc	29	140

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Hayward Holdings, Inc. *	23	342
HCA Healthcare, Inc.	3	1,260
Henry Schein, Inc. *	3	285
Hewlett Packard Enterprise Co.	57	2,721
Hilton Worldwide Holdings, Inc.	3	1,110
Holcim AG	2	149
Host Hotels & Resorts, Inc., REIT	4	112
Howmet Aerospace, Inc.	5	1,385
HubSpot, Inc. *	6	1,442
Incora Intermediate LLC ‡ *	—	5
Ingersoll Rand, Inc.	15	1,253
Insmed, Inc. *	10	1,027
Intel Corp. *	17	1,567
Interactive Brokers Group, Inc., Class A	13	1,117
InterContinental Hotels Group plc	—	74
International Business Machines Corp.	1	331
Intuit, Inc.	1	467
Intuitive Surgical, Inc. *	1	438
IQVIA Holdings, Inc. *	11	2,564
ITT, Inc.	7	1,331
Jabil, Inc.	3	828
JB Hunt Transport Services, Inc.	1	253
JFrog Ltd. *	9	683
Johnson & Johnson	35	9,066
Kinder Morgan, Inc.	5	175
Kinsale Capital Group, Inc.	1	322
Kontoor Brands, Inc.	12	1,042
Labcorp Holdings, Inc.	5	1,501
Lam Research Corp.	5	1,374
Live Nation Entertainment, Inc. *	5	896
Loews Corp.	4	519
Lowe's Cos., Inc.	20	4,104
Lumentum Holdings, Inc. *	1	698
LyondellBasell Industries NV, Class A	4	221
M&T Bank Corp.	2	602
Marriott International, Inc., Class A	4	1,459
Marsh & McLennan Cos., Inc.	2	326
Martin Marietta Materials, Inc.	—	239
MasTec, Inc. *	3	850
Mastercard, Inc., Class A	20	11,239
McDonald's Corp.	12	3,200
Medtronic plc	11	960
Merck & Co., Inc.	14	1,812
Meta Platforms, Inc., Class A	21	11,822
MGIC Investment Corp.	14	410
Micron Technology, Inc.	6	5,334
Microsoft Corp.	52	23,976

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Mid-America Apartment Communities, Inc., REIT	8	1,047
Middleby Corp. (The) *	2	281
Midera Food Processing, Inc. *	3	142
MKS, Inc.	3	828
Mohawk Industries, Inc. *	2	263
Mondelez International, Inc., Class A	19	1,182
Moran Foods Backstop Equity ‡ *	2,995	—
Morgan Stanley	12	2,508
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	5	1,323
Neurocrine Biosciences, Inc. *	7	1,249
Nexstar Media Group, Inc.	4	693
NextEra Energy, Inc.	89	7,695
NMG Parent LLC, Escrow ‡ *	1	— (d)
Novartis AG (Registered)	6	919
NVIDIA Corp.	175	35,224
Octave Intelligence plc, SDR *	1	11
Okta, Inc. *	5	705
Omnicom Group, Inc.	4	346
Packaging Corp. of America	2	395
Palantir Technologies, Inc., Class A *	11	1,414
Palo Alto Networks, Inc. *	8	2,645
Paychex, Inc.	3	336
Paylocity Holding Corp. *	2	213
Performance Food Group Co. *	24	2,729
PG&E Corp.	38	667
Philip Morris International, Inc.	11	2,046
Post Holdings, Inc. *	4	408
PPG Industries, Inc.	3	284
Procter & Gamble Co. (The)	3	392
Progressive Corp. (The)	9	1,961
PTC, Inc. *	2	246
Public Service Enterprise Group, Inc.	2	176
Public Storage, REIT	1	355
QIAGEN NV	1	27
QUALCOMM, Inc.	9	1,357
Quanta Services, Inc.	3	1,883
Range Resources Corp.	15	598
Raymond James Financial, Inc.	2	291
Rayonier, Inc., REIT	10	216
Regency Centers Corp., REIT	4	325
Regeneron Pharmaceuticals, Inc.	1	648
Regions Financial Corp.	8	247
Rhythm Pharmaceuticals, Inc. *	5	490
Robinhood Markets, Inc., Class A *	10	851
Roche Holding AG	—	42
Roche Holding AG	2	986

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Rocket Cos., Inc., Class A *	34	433
Rockwell Automation, Inc.	2	821
Roper Technologies, Inc.	1	447
Royal Caribbean Cruises Ltd.	3	812
RTX Corp.	7	1,541
Sandisk Corp. *	—	518
Sanofi SA	3	301
SBA Communications Corp., REIT	1	222
Schneider Electric SE	2	591
Sempra	4	368
ServiceNow, Inc. *	14	1,504
Shell plc	123	5,622
Silgan Holdings, Inc.	7	280
Smurfit Westrock plc	7	322
Snowflake, Inc., Class A *	7	2,047
Somnigroup International, Inc.	5	322
Southern Co. (The)	14	1,312
Southwest Airlines Co.	39	1,754
Space Exploration Technologies Corp., Class A * (a)	8	817
Spotify Technology SA *	—	235
State Street Corp.	4	674
Stellantis NV *	6	37
Stryker Corp.	11	3,615
Sunbelt Rentals Holdings, Inc.	1	94
Swiss Re AG	1	160
Take-Two Interactive Software, Inc. *	5	1,176
TD SYNNEX Corp.	4	902
Teledyne Technologies, Inc. *	1	945
Tenaris SA	1	30
Teradyne, Inc.	4	1,324
Tesla, Inc. *	13	4,028
Texas Instruments, Inc.	2	586
Textron, Inc.	4	321
Thermo Fisher Scientific, Inc.	2	1,205
Timken Co. (The)	9	1,171
TJX Cos., Inc. (The)	6	919
Toast, Inc., Class A *	22	702
Tractor Supply Co.	29	879
Trane Technologies plc	8	3,520
TransUnion	5	388
Travelers Cos., Inc. (The)	1	347
Truist Financial Corp.	11	561
Twilio, Inc., Class A *	5	897
UDR, Inc., REIT	11	411
Union Pacific Corp.	2	556
United Rentals, Inc.	2	2,056
UnitedHealth Group, Inc.	13	5,384

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Universal Display Corp.	1	96
US Bancorp	30	1,891
Valero Energy Corp.	3	983
Ventas, Inc., REIT	38	3,524
VeraDermics, Inc. *	3	355
Vertex Pharmaceuticals, Inc. *	—	226
Vicor Corp. *	2	422
Walmart, Inc.	8	938
Walt Disney Co. (The)	58	5,623
Warner Music Group Corp., Class A	8	203
Wells Fargo & Co.	69	5,946
Western Digital Corp.	6	3,095
Williams Cos., Inc. (The)	21	1,496
WillScot Holdings Corp.	20	483
Xcel Energy, Inc.	7	549
Yum! Brands, Inc.	20	3,101
Zoom Communications, Inc., Class A *	2	203
		495,688
Total Common Stocks (Cost $470,214)		803,238
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 16.8%
Australia — 0.1%
Goodman Australia Finance Pty. Ltd. REIT, 4.25%, 5/3/2030 (b)	EUR790	927
Goodman US Finance Seven LLC REIT, 5.25%, 4/28/2036 (c)	939	903
Scentre Group Trust 1 REIT, 3.75%, 3/23/2027 (c)	200	199
		2,029
Austria — 0.0% ^
Benteler International Austria GmbH 7.25%, 6/15/2031 (b)	EUR230	281
Canada — 0.6%
Bank of Montreal 0.05%, 6/8/2029 (b)	EUR1,327	1,402
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (c)	605	563
11.00%, 9/30/2028 (c)	392	401
Element Fleet Management Corp. 5.64%, 3/13/2027 (c)	250	251
Enbridge, Inc.
(3-MONTH CME TERM SOFR + 3.68%), 5.50%, 7/15/2077 (e)	450	449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (e)	1,100	1,122
National Bank of Canada (SOFR + 0.79%), 4.95%, 2/1/2028 (e)	250	250
Nutrien Ltd. 4.85%, 5/29/2031	598	593
Ontario Teachers' Finance Trust
4.25%, 4/25/2028 (c)	1,513	1,510
0.10%, 5/19/2028 (b)	EUR2,955	3,238
0.05%, 11/25/2030 (b)	EUR2,896	2,917

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Toronto-Dominion Bank (The) 3.19%, 2/16/2029 (b)	EUR1,300	1,500
TransCanada PipeLines Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (a) (e)	194	194
		14,390
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (e)	EUR2,000	2,344
France — 0.4%
BNP Paribas SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (e) (f) (g) (h)	440	459
BPCE SFH SA 3.38%, 3/13/2029 (b)	EUR1,900	2,202
Electricite de France SA (EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (e) (g) (h)	EUR400	451
Engie SA 3.63%, 3/6/2031 (b)	EUR1,900	2,193
Forvia SE 5.63%, 6/15/2030 (b)	EUR225	266
Societe Generale SA
(EURIBOR 3 Month + 1.50%), 4.75%, 9/28/2029 (b) (e)	EUR900	1,065
(EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (e)	EUR1,800	2,110
TotalEnergies SE Series NC12, (EUR Swap Annual 5 Year + 2.51%), 2.13%, 7/25/2032 (b) (e) (g) (h)	EUR700	705
		9,451
Germany — 0.8%
Commerzbank AG (EURIBOR 3 Month + 2.40%), 5.13%, 1/18/2030 (b) (e)	EUR2,700	3,232
Deutsche Bank AG
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	2,450	2,433
(EURIBOR 3 Month + 1.25%), 3.38%, 2/13/2031 (b) (e)	EUR1,700	1,938
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	251
Traton Finance Luxembourg SA
3.75%, 3/27/2030 (b)	EUR1,600	1,840
3.75%, 1/14/2031 (b)	EUR1,200	1,375
Volkswagen Bank GmbH 2.75%, 6/19/2028 (b)	EUR3,500	3,985
Volkswagen Leasing GmbH 0.63%, 7/19/2029 (b)	EUR652	692
Vonovia SE 1.00%, 7/9/2030 (b)	EUR2,100	2,186
ZF Europe Finance BV 7.00%, 6/12/2030 (b)	EUR200	245
		18,177
Hong Kong — 0.0% ^
Melco Resorts Finance Ltd. 6.50%, 9/24/2033 (c)	200	193
Ireland — 0.2%
AerCap Ireland Capital DAC 4.75%, 1/15/2033	380	366
AIB Group plc (EURIBOR ICE Swap Rate 5 Year + 4.39%), 7.13%, 10/30/2029 (b) (e) (f) (g) (h)	EUR400	493
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,332
		3,191
Italy — 0.6%
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,494
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,349
Credito Emiliano SpA 3.25%, 4/18/2029 (b)	EUR2,000	2,304
Enel SpA (EURIBOR ICE Swap Rate 5 Year + 3.49%), 6.38%, 4/16/2028 (b) (e) (g) (h)	EUR300	360
Intesa Sanpaolo SpA
5.13%, 8/29/2031 (b)	EUR1,066	1,313

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
(EURIBOR ICE Swap Rate 5 Year + 4.04%), 6.38%, 5/26/2033 (b) (e) (f) (g) (h)	EUR400	485
UniCredit SpA
(EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (e)	EUR2,315	2,713
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (b) (e) (f) (g) (h)	EUR600	737
		12,755
Japan — 0.1%
Nissan Motor Co. Ltd. 7.50%, 7/17/2030 (c)	696	713
Sumitomo Mitsui Financial Group, Inc. 5.80%, 7/13/2028 (a)	200	204
		917
Luxembourg — 0.0% ^
Maxam Prill SARL 6.00%, 7/15/2030 (b)	EUR245	288
Netherlands — 0.1%
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	2,166
Portugal — 0.2%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	4,144
Saudi Arabia — 0.0% ^
Greensaif Pipelines Bidco Sarl 5.85%, 2/23/2036 (b)	780	773
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	640	692
Banco de Sabadell SA
(EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (e)	EUR1,800	2,119
(EUR Swap Annual 5 Year + 4.28%), 6.50%, 5/20/2031 (b) (e) (f) (g) (h)	EUR400	483
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	600	650
CaixaBank SA
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (e)	EUR3,200	3,807
(EURIBOR ICE Swap Rate 5 Year + 5.29%), 7.50%, 1/16/2030 (b) (e) (f) (g) (h)	EUR400	500
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 5 Year + 1.36%), 3.75%, 8/5/2031 (b) (e) (g) (h)	EUR200	224
Telefonica Europe BV (EURIBOR ICE Swap Rate 8 Year + 3.61%), 6.75%, 6/7/2031 (b) (e) (g) (h)	EUR800	994
		9,469
Switzerland — 0.5%
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (b)	EUR938	934
Tyco Electronics Group SA 0.00%, 2/16/2029	EUR1,225	1,299
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 9.25%, 11/13/2028 (c) (e) (f) (g) (h)	435	466
(SOFR + 1.06%), 4.40%, 9/23/2031 (c) (e)	548	532
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR7,070	8,172
		11,403
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (c)	200	209
United Kingdom — 0.6%
Barclays plc
(SOFR + 1.49%), 5.67%, 3/12/2028 (e)	250	251
(EUR Swap Annual 1 Year + 1.26%), 0.58%, 8/9/2029 (b) (e)	EUR1,328	1,448

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (e)	EUR457	541
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR3,225	3,350
HSBC Holdings plc
(SOFR + 0.94%), 4.71%, 5/12/2030 (e)	883	876
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	310	312
INEOS Quattro Finance 2 plc 8.50%, 3/15/2029 (b)	EUR225	223
NatWest Group plc (EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (b) (e)	EUR496	540
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.47%, 1/11/2028 (e)	250	248
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (e)	2,284	2,255
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (c) (e)	250	253
Synthomer plc 7.38%, 5/2/2029 (b)	EUR230	218
TSB Bank plc
3.32%, 3/5/2029 (b)	EUR1,490	1,719
2.70%, 2/18/2030 (b)	EUR1,300	1,467
		13,701
United States — 12.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	852	870
Accendra Health, Inc. 9.75%, 6/15/2033 (a) (c)	603	402
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (c)	385	363
Acrisure LLC
4.25%, 2/15/2029 (c)	804	750
7.50%, 11/6/2030 (c)	333	322
Adapthealth LLC 5.13%, 3/1/2030 (c)	429	414
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	1,021	1,036
Advance Auto Parts, Inc. 7.00%, 8/1/2030 (c)	1,002	1,027
Aethon United BR LP 7.50%, 10/1/2029 (c)	1,011	1,049
Alaska Airlines, Inc. 6.50%, 6/1/2031 (c)	21	21
Albertsons Cos., Inc.
6.50%, 2/15/2028 (c)	1,125	1,132
3.50%, 3/15/2029 (c)	99	93
5.50%, 3/31/2031 (c)	11	11
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (c)	242	234
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (c)	911	915
7.00%, 1/15/2031 (c)	933	947
Allied Universal Holdco LLC
6.88%, 6/15/2030 (c)	876	895
7.88%, 2/15/2031 (c)	170	177
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (c)	906	864
Alumina Pty. Ltd. 6.13%, 3/15/2030 (c)	794	801
American Airlines, Inc.
7.25%, 2/15/2028 (c)	95	96
5.75%, 4/20/2029 (c)	853	849
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (a)	868	839
American Express Co. (SOFR + 0.87%), 4.46%, 2/10/2032 (e)	665	650
American Honda Finance Corp. (SOFR + 0.87%), 4.53%, 7/9/2027 (e)	67	67

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
AmWINS Group, Inc.
6.38%, 2/15/2029 (c)	1,117	1,122
4.88%, 6/30/2029 (c)	147	141
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,903
Anywhere Real Estate Group LLC 7.00%, 4/15/2030 (c)	1,113	1,121
AP Core Holdings II LLC 11.00%, 5/15/2031 (c)	966	1,009
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	915	927
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a) (c)	1,534	1,499
APLD ComputeCo 3 LLC 7.00%, 6/15/2031 (c)	155	151
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	1,454	1,545
Arbor Realty SR, Inc. REIT, 7.88%, 7/15/2030 (a) (c)	779	708
Ardagh Group SA 9.50%, 12/1/2030 (c)	1,255	1,330
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	825	870
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (c)	871	905
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (c)	965	936
Athene Global Funding 2.88%, 7/21/2028 (b)	EUR2,014	2,289
Avantor Funding, Inc. 3.88%, 11/1/2029 (c)	772	736
Avient Corp. 7.13%, 8/1/2030 (c)	891	904
Avis Budget Car Rental LLC
5.38%, 3/1/2029 (a) (c)	34	33
8.25%, 1/15/2030 (c)	319	324
Axon Enterprise, Inc. 6.13%, 3/15/2030 (c)	1,024	1,036
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	938	917
Ball Corp. 6.00%, 6/15/2029	54	55
Bank of America Corp.
(EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (e)	EUR630	644
(SOFR + 1.13%), 5.05%, 2/6/2037 (e)	2,323	2,237
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	1,201	1,231
Beacon Mobility Corp. 7.25%, 8/1/2030 (c)	180	186
Beignet Investor LLC 6.58%, 5/30/2049 (c)	430	417
BellRing Brands, Inc. 7.00%, 3/15/2030 (c)	270	267
Black Pearl Compute LLC 6.13%, 2/15/2031 (c)	1,486	1,484
Block, Inc. 5.63%, 8/15/2030 (c)	1,123	1,117
Brandywine Operating Partnership LP REIT, 8.88%, 4/12/2029	795	833
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (c)	630	642
Buckeye Partners LP 6.88%, 7/1/2029 (c)	1,060	1,084
Bunge Finance Europe BV 1.00%, 9/24/2028 (b)	EUR2,350	2,579
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (c)	238	232
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a) (c)	769	731
7.00%, 2/15/2030 (c)	1,165	1,169
Canpack Group, Inc. 6.00%, 5/15/2031 (c)	812	808
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a) (c)	133	129
Caturus Energy LLC 7.13%, 5/15/2031 (c)	534	529
CCO Holdings LLC
6.38%, 9/1/2029 (c)	886	880
7.38%, 3/1/2031 (a) (c)	910	906

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Celanese US Holdings LLC
7.35%, 11/15/2028 (i)	82	85
6.50%, 4/15/2030	1,491	1,509
7.55%, 11/15/2030 (i)	578	608
7.00%, 2/15/2031	438	449
Century Communities, Inc. 3.88%, 8/15/2029 (c)	831	788
Charter Communications Operating LLC 6.38%, 10/23/2035	2,250	2,177
Chemours Co. (The) 4.63%, 11/15/2029 (c)	325	307
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	78	78
Chord Energy Corp. 6.00%, 10/1/2030 (c)	917	920
Churchill Downs, Inc. 5.75%, 4/1/2030 (c)	720	718
Cipher Compute LLC 7.13%, 11/15/2030 (c)	1,354	1,381
Citigroup, Inc.
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	1,595	1,576
(SOFR + 1.17%), 2.56%, 5/1/2032 (e)	1,950	1,738
Clarios Global LP
6.75%, 5/15/2028 (c)	1,110	1,124
6.75%, 2/15/2030 (c)	34	35
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/2030 (c)	1,261	1,310
7.13%, 2/15/2031 (c)	220	227
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (c)	1,330	1,344
Cloud Software Group LLC
6.50%, 3/31/2029 (c)	1,434	1,401
9.00%, 9/30/2029 (c)	1,597	1,565
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (c)	11	11
6.88%, 1/15/2030 (c)	33	33
8.75%, 4/15/2030 (a) (c)	1,493	1,427
Coherent Corp. 5.00%, 12/15/2029 (c)	552	540
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	895	849
Community Health Systems, Inc. 5.25%, 5/15/2030 (c)	1,322	1,221
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	832	869
Conduent Business Services LLC 6.00%, 11/1/2029 (a) (c)	813	697
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (c)	1,065	1,084
Core Scientific Finance I LLC 7.75%, 5/15/2031 (c)	1,518	1,486
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (e)	2	2
CoreCivic, Inc. 8.25%, 4/15/2029	780	810
CoreWeave, Inc.
9.25%, 6/1/2030 (a) (c)	1,279	1,195
9.00%, 2/1/2031 (a) (c)	1,027	927
Coty, Inc. 5.60%, 1/15/2031 (c)	834	818
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a) (c)	725	653
CRC Insurance Group LLC 7.13%, 6/1/2031 (c)	897	895
Credit Acceptance Corp.
9.25%, 12/15/2028 (c)	11	11
6.63%, 3/15/2030 (a) (c)	1,083	1,082

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (c)	999	966
Crown Americas LLC 5.25%, 4/1/2030	96	96
CSC Holdings LLC
11.25%, 5/15/2028 (c)	294	171
11.75%, 1/31/2029 (c)	1,360	778
CVR Energy, Inc. 7.50%, 2/15/2031 (c)	845	856
CVR Partners LP 6.13%, 6/15/2028 (c)	580	579
Cyprium Corp. 6.13%, 4/15/2031 (c)	378	375
Darling Ingredients, Inc. 6.00%, 6/15/2030 (c)	1,039	1,044
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	539	554
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	846	878
Directv Financing LLC
8.88%, 2/1/2030 (c)	1,951	1,982
10.00%, 2/15/2031 (c)	697	728
Discovery Communications LLC
3.95%, 3/20/2028	501	492
4.13%, 5/15/2029	851	836
3.63%, 5/15/2030	1,820	1,684
Discovery Global Holdings, Inc.
3.76%, 3/15/2027	109	108
4.05%, 3/15/2029	85	83
4.30%, 1/17/2030	EUR888	1,020
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,375
EchoStar Corp. 10.75%, 11/30/2029	1,366	1,478
Edged Compute LLC 7.50%, 4/30/2031 (c)	1,189	1,127
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (e)	445	455
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a) (c)	652	628
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	973	989
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (e)	450	460
Entegris, Inc. 5.95%, 6/15/2030 (c)	351	351
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	1,046	1,062
Esab Corp.
6.25%, 4/15/2029 (c)	1,076	1,087
5.63%, 4/1/2031 (c)	290	286
Excelerate Energy LP 8.00%, 5/15/2030 (c)	538	564
Fertitta Entertainment LLC 4.63%, 1/15/2029 (c)	907	882
FirstCash, Inc. 5.63%, 1/1/2030 (c)	823	810
Fiserv Funding ULC 2.88%, 6/15/2028	EUR1,865	2,127
Flash Compute LLC 7.25%, 12/31/2030 (c)	810	818
Freedom Mortgage Corp.
6.63%, 1/15/2027 (c)	1,207	1,208
12.25%, 10/1/2030 (c)	94	101
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (c)	464	477
FS KKR Capital Corp.
3.13%, 10/12/2028	168	158
6.88%, 8/15/2029	1,537	1,543
6.13%, 1/15/2030 (a)	10	10

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (c)	1,074	1,070
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	959	902
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	1,267	1,269
Genesis Energy LP 8.25%, 1/15/2029	1,091	1,125
GEO Group, Inc. (The) 10.25%, 4/15/2031	225	243
GFL Environmental, Inc. 4.38%, 8/15/2029 (c)	1,340	1,288
Goldman Sachs Group, Inc. (The)
0.88%, 1/21/2030 (b)	EUR945	999
(SOFR + 0.96%), 4.52%, 1/21/2032 (e)	1,450	1,407
(SOFR + 1.17%), 5.24%, 7/21/2032 (e)	629	628
Gray Media, Inc. 10.50%, 7/15/2029 (c)	1,047	1,104
HCA, Inc. 4.70%, 5/15/2031	1,190	1,167
Herc Holdings, Inc. 7.00%, 6/15/2030 (c)	1,181	1,218
Hertz Corp. (The) 12.63%, 7/15/2029 (c)	1,300	848
Hess Midstream Operations LP 6.50%, 6/1/2029 (c)	545	554
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (c)	312	314
HUB International Ltd. 7.25%, 6/15/2030 (c)	2,080	2,142
Hyundai Capital America 4.30%, 9/24/2027 (c)	71	71
Icahn Enterprises LP
4.38%, 2/1/2029	516	449
10.00%, 11/15/2029 (c)	770	771
9.00%, 6/15/2030 (a)	370	352
ICITII 6.00%, 1/31/2033 ‡	10	5
ION Platform Finance US, Inc. 9.50%, 5/30/2029 (c)	1,267	1,199
Iron Mountain, Inc. REIT, 7.00%, 2/15/2029 (c)	1,019	1,035
Jane Street Group 4.50%, 11/15/2029 (c)	1,177	1,142
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	128	134
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	1,001	1,043
Kinetik Holdings LP
6.63%, 12/15/2028 (c)	1,435	1,459
5.88%, 6/15/2030 (c)	78	78
Kodiak Gas Services LLC 5.88%, 4/1/2031 (c)	496	490
LifePoint Health, Inc. 9.88%, 8/15/2030 (c)	458	481
Magnera Corp. 4.75%, 11/15/2029 (c)	850	792
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (c)	1,445	1,474
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	953	946
Medline Borrower LP 5.25%, 10/1/2029 (c)	1,733	1,717
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (c)	3,209	3,083
Meta Platforms, Inc.
4.55%, 5/15/2031	1,439	1,404
4.60%, 11/15/2032	1,338	1,288
MGM Resorts International 6.13%, 9/15/2029	32	32
Millrose Properties, Inc. REIT, 6.38%, 8/1/2030 (c)	1,070	1,078
MIWD Holdco II LLC 5.50%, 2/1/2030 (a) (c)	807	747
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030 (c)	200	208
11.88%, 4/15/2031 (c)	998	1,082

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Molina Healthcare, Inc. 6.50%, 2/15/2031 (c)	943	952
Morgan Stanley
(SOFRINDX + 0.85%), 4.87%, 7/12/2029 (e)	742	742
(SOFR + 1.18%), 5.07%, 1/30/2037 (e)	849	815
Morgan Stanley Bank NA (SOFR + 0.93%), 4.97%, 7/14/2028 (e)	250	251
Multi-Color Corp. 8.50% (Blend (Cash 6.00% + PIK 2.50%)), 5/11/2033 (c) (j)	348	300
Nabors Industries, Inc. 9.13%, 1/31/2030 (c)	707	739
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (c)	1,138	1,200
Navient Corp.
5.50%, 3/15/2029	154	148
9.38%, 7/25/2030	1,001	1,015
NCL Corp. Ltd. 5.88%, 1/15/2031 (c)	1,018	973
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	90	95
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	1,207	1,230
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	840	835
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	644	672
6.63%, 9/15/2029 (a)	469	475
6.38%, 5/15/2030 (a)	270	273
NextEra Energy Capital Holdings, Inc. 3.62%, 2/10/2034	EUR251	282
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	973	997
Nissan Motor Acceptance Co. LLC 6.13%, 9/30/2030 (c)	1,065	1,040
Noble Finance II LLC 8.00%, 4/15/2030 (c)	1,061	1,097
Novelis Corp. 6.88%, 1/30/2030 (c)	898	921
NRG Energy, Inc. 5.75%, 7/15/2029 (c)	936	935
NVIDIA Corp. 4.50%, 6/15/2031	1,820	1,781
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (c)	200	193
OneMain Finance Corp.
3.50%, 1/15/2027	1,761	1,747
6.63%, 5/15/2029	540	547
OneSky Flight LLC 8.88%, 12/15/2029 (c)	802	843
Oracle Corp.
5.70%, 2/4/2036	496	459
6.70%, 2/4/2056 (a)	1,038	915
Oxford Finance LLC 7.75%, 5/15/2031 (c)	858	848
Pagaya US Holdings Co. LLC 8.88%, 8/1/2030 (a) (c)	521	463
Park River Holdings, Inc. 8.00%, 3/15/2031 (c)	1,137	1,132
PBF Holding Co. LLC
9.88%, 3/15/2030 (a) (c)	1,000	1,071
7.88%, 9/15/2030 (c)	33	34
Penn Entertainment, Inc. 6.75%, 4/1/2031 (a) (c)	844	847
PennyMac Financial Services, Inc. 7.13%, 11/15/2030 (c)	1,223	1,219
Penske Automotive Group, Inc. 3.75%, 6/15/2029	607	580
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (c)	838	841
PG&E Corp. 5.00%, 7/1/2028	1,021	1,011
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (c)	383	379
Phinia, Inc. 6.75%, 4/15/2029 (c)	802	815

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Photo Holdings LLC 12.00%, 7/1/2031 (c)	900	927
Planet Financial Group LLC 10.50%, 12/15/2029 (c)	910	888
PODS LLC 8.75%, 5/15/2031 (c)	450	429
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (c)	2,165	2,039
PRA Group, Inc. 8.88%, 1/31/2030 (c)	474	488
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	1,234	1,287
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (c)	863	866
4.38%, 4/30/2029 (c)	155	150
QXO Building Products, Inc. 6.50%, 7/15/2031 (c)	71	71
Rand Parent LLC 8.50%, 2/15/2030 (c)	949	973
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (c)	410	397
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR2,350	2,821
Reworld Holding Corp. 4.88%, 12/1/2029 (c)	956	907
Rithm Capital Corp. REIT, 8.00%, 4/1/2029 (c)	685	690
ROBLOX Corp. 3.88%, 5/1/2030 (c)	1,087	1,012
Rocket Cos., Inc.
6.50%, 8/1/2029 (c)	650	659
6.13%, 8/1/2030 (c)	55	55
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	947	937
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	1,026	1,063
Sabre GLBL, Inc. 11.13%, 7/15/2030 (c)	1,106	1,065
Scientific Games Holdings LP 6.63%, 3/1/2030 (c)	969	785
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	624	570
SE Cosmos LLC 8.88%, 5/1/2031 (c)	898	886
SESI LLC 7.88%, 9/30/2030 (c)	496	502
SLM Corp. 6.50%, 1/31/2030	966	977
SM Energy Co.
6.75%, 8/1/2029 (c)	691	701
8.63%, 11/1/2030 (c)	670	703
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (c)	1,172	1,151
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	892	869
Sotheby's 8.25%, 4/15/2031 (c)	887	885
Southern Power Co. Series B, 4.90%, 10/1/2035	370	352
Stagwell Global LLC 5.63%, 8/15/2029 (c)	1,100	1,070
Staples, Inc. 10.75%, 9/1/2029 (c)	1,685	1,612
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	898	874
Star Parent, Inc. 9.00%, 10/1/2030 (c)	1,005	1,055
Starwood Property Trust, Inc.
REIT, 7.25%, 4/1/2029 (c)	925	953
REIT, 6.50%, 7/1/2030 (c)	332	337
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (c)	615	611
5.40%, 9/15/2030 (c)	471	458
StoneX Group, Inc. 7.88%, 3/1/2031 (c)	326	340
Sunoco LP
7.00%, 9/15/2028 (c)	1,189	1,210

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 4/30/2030	161	155
4.63%, 5/1/2030 (c)	472	454
5.63%, 3/15/2031 (c)	782	772
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (c)	2,335	2,168
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (c)	536	559
Talos Production, Inc. 9.38%, 2/1/2031 (c)	940	991
Tenet Healthcare Corp.
6.13%, 10/1/2028	987	988
4.38%, 1/15/2030	661	638
Tenneco, Inc. 8.00%, 11/17/2028 (c)	1,439	1,443
Tidewater, Inc. 9.13%, 7/15/2030 (c)	824	881
Time Warner Cable LLC 5.50%, 9/1/2041	1,732	1,428
TKC Holdings, Inc. 8.50%, 8/15/2030 (c)	1,100	1,124
Toyota Motor Credit Corp. 4.05%, 9/5/2028	47	47
TransDigm, Inc.
6.75%, 8/15/2028 (c)	467	470
4.63%, 1/15/2029	1,958	1,919
Transocean International Ltd.
8.75%, 2/15/2030 (c)	9	9
8.50%, 5/15/2031 (a) (c)	653	681
Travel + Leisure Co.
4.50%, 12/1/2029 (c)	642	619
6.25%, 6/1/2031 (c)	104	104
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	828	845
UKG, Inc. 6.88%, 2/1/2031 (c)	1,555	1,524
Unisys Corp. 10.63%, 1/15/2031 (a) (c)	791	742
United Airlines Holdings, Inc.
4.88%, 3/1/2029	852	839
5.38%, 3/1/2031	647	639
Uniti Group LP REIT, 4.75%, 4/15/2028 (c)	578	576
Univision Communications, Inc.
4.50%, 5/1/2029 (c)	292	277
7.38%, 6/30/2030 (c)	1,165	1,160
US Acute Care Solutions LLC 9.75%, 5/15/2029 (c)	1,077	1,004
US Bancorp (SOFR + 1.88%), 6.79%, 10/26/2027 (e)	250	251
US Foods, Inc. 6.88%, 9/15/2028 (c)	295	301
USA Compression Partners LP 7.13%, 3/15/2029 (c)	1,018	1,040
Vail Resorts, Inc. 5.63%, 7/15/2030 (c)	228	227
Valaris Ltd. 8.38%, 4/30/2030 (c)	1,071	1,109
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (c)	349	346
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (c)	638	607
Venture Global LNG, Inc.
9.50%, 2/1/2029 (c)	974	1,043
7.00%, 1/15/2030 (c)	1,723	1,750
Venture Global Plaquemines LNG LLC 6.13%, 12/15/2030 (c)	1,376	1,398
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	1,052	1,079
Versant Media Group, Inc. 7.25%, 1/30/2031 (c)	1,037	1,069

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
VoltaGrid LLC 7.38%, 11/1/2030 (c)	1,497	1,504
VT Topco, Inc. 8.50%, 8/15/2030 (a) (c)	298	304
Wayfair LLC
7.25%, 10/31/2029 (c)	1,071	1,103
7.75%, 9/15/2030 (c)	182	191
WBI Operating LLC 6.25%, 10/15/2030 (c)	954	954
Wells Fargo & Co. (EURIBOR 3 Month + 0.73%), 2.77%, 7/23/2029 (b) (e)	EUR2,038	2,321
WESCO Distribution, Inc. 5.25%, 4/15/2031 (c)	176	173
William Carter Co. (The) 7.38%, 2/15/2031 (c)	707	725
Williams Scotsman, Inc.
4.63%, 8/15/2028 (c)	983	971
6.63%, 6/15/2029 (c)	54	55
6.63%, 4/15/2030 (c)	13	13
Windsor Holdings III LLC 8.50%, 6/15/2030 (c)	907	944
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,617
WULF Compute LLC 7.75%, 10/15/2030 (c)	934	970
Wynn Resorts Finance LLC 7.13%, 2/15/2031 (c)	84	88
XPLR Infrastructure Operating Partners LP
7.25%, 1/15/2029 (a) (c)	802	827
8.38%, 1/15/2031 (c)	467	496
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	808	625
		272,898
Total Corporate Bonds (Cost $379,529)		378,779
	SHARES (000)
Exchange-Traded Funds — 16.6%
United States — 16.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (k)	865	51,237
JPMorgan BetaBuilders Canada ETF (k)	354	36,270
JPMorgan BetaBuilders Japan ETF (k)	1,099	81,997
JPMorgan Income ETF (k)	2,574	118,000
JPMorgan International Dynamic ETF * (k)	268	13,693
JPMorgan Mortgage-Backed Securities ETF (k)	1,424	71,179
Total Exchange-Traded Funds (Cost $378,543)		372,376
	PRINCIPAL AMOUNT ($000)
Foreign Government Securities — 12.3%
Argentina — 0.0% ^
Argentine Republic 4.12%, 7/9/2035 (i)	560	442
Australia — 0.3%
New South Wales Treasury Corp. 4.75%, 2/20/2035 (b)	AUD5,585	3,761
Treasury Corp. of Victoria 2.25%, 9/15/2033 (b)	AUD2,929	1,696
		5,457

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Belgium — 0.3%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	5,586
Brazil — 0.3%
Federative Republic of Brazil 10.00%, 1/1/2033	BRL3,486	565
Notas do Tesouro Nacional
10.00%, 1/1/2029	BRL16,868	3,081
10.00%, 1/1/2031	BRL11,055	1,893
10.00%, 1/1/2035	BRL5,050	786
		6,325
Cameroon — 0.0% ^
Republic of Cameroon 9.50%, 7/31/2031 (b)	430	429
Canada — 1.3%
Province of British Columbia 2.95%, 6/18/2050	CAD505	262
Province of Ontario
0.01%, 11/25/2030 (b)	EUR5,800	5,842
3.80%, 12/2/2034	CAD12,398	8,788
Province of Quebec 4.00%, 9/1/2035	CAD21,435	15,253
		30,145
China — 0.2%
People's Republic of China
2.11%, 8/25/2034	CNY7,040	1,084
2.04%, 11/25/2034	CNY4,030	617
1.83%, 8/25/2035	CNY5,290	793
1.98%, 4/25/2045	CNY4,520	654
3.12%, 10/25/2052	CNY3,120	548
2.15%, 8/25/2055	CNY5,570	813
		4,509
Colombia — 0.3%
Republic of Colombia
11.00%, 8/22/2029	COP3,914,700	1,195
7.75%, 9/18/2030	COP4,629,700	1,248
7.00%, 3/26/2031	COP2,568,900	666
7.00%, 6/30/2032	COP5,060,700	1,257
13.25%, 2/9/2033	COP345,300	114
11.75%, 1/24/2035	COP4,518,500	1,391
		5,871
Congo, Democratic Republic of the — 0.0% ^
Republic of Congo 9.50%, 2/17/2035 (b)	210	204
Czech Republic — 0.3%
Czech Republic
4.50%, 11/11/2032	CZK40,820	1,924
2.00%, 10/13/2033	CZK60,060	2,378
4.25%, 10/24/2034	CZK32,860	1,499

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Czech Republic — continued
3.50%, 5/30/2035	CZK10	—
1.95%, 7/30/2037	CZK16,900	601
		6,402
Ecuador — 0.1%
Republic of Ecuador
8.75%, 1/29/2034 (c)	602	597
9.25%, 1/29/2039 (c)	400	398
		995
Egypt — 0.0% ^
Arab Republic of Egypt 7.05%, 1/15/2032 (b)	465	458
Germany — 1.9%
Bundesobligation 2.50%, 4/16/2031 (b)	EUR7,005	7,934
Bundesrepublik Deutschland
2.60%, 8/15/2035 (b)	EUR5,480	6,055
2.90%, 2/15/2036 (b)	EUR6,615	7,464
2.90%, 8/15/2056 (b)	EUR2,958	2,928
Bundesschatzanweisungen 2.10%, 3/15/2028 (b)	EUR16,635	18,976
		43,357
Ghana — 0.0% ^
Republic of Ghana 5.00%, 7/3/2035 (b) (i)	550	503
Hungary — 0.2%
Hungary Government Bond
2.13%, 9/22/2031 (c)	1,158	991
4.75%, 11/24/2032	HUF537,240	1,625
2.25%, 4/20/2033	HUF248,880	644
1.75%, 6/5/2035 (b)	EUR300	283
7.00%, 10/24/2035	HUF88,560	308
		3,851
India — 0.4%
Republic of India
7.02%, 6/18/2031	INR415,530	4,459
7.10%, 4/8/2034	INR276,110	2,945
7.30%, 6/19/2053	INR142,440	1,466
		8,870
Indonesia — 0.5%
Republic of Indonesia
6.50%, 2/15/2031	IDR66,698,000	3,599
6.38%, 4/15/2032	IDR29,028,000	1,544
7.00%, 2/15/2033	IDR5,993,000	328
6.63%, 2/15/2034	IDR91,448,000	4,884
7.50%, 6/15/2035	IDR16,011,000	899
6.75%, 7/15/2035	IDR6,418,000	343
		11,597

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Italy — 0.6%
Buoni Poliennali del Tesoro
3.65%, 8/1/2035 (b)	EUR4,210	4,775
4.30%, 10/1/2054 (b)	EUR8,517	9,234
		14,009
Ivory Coast — 0.0% ^
Republic of Cote d'Ivoire
8.08%, 4/1/2036 (b)	400	425
8.25%, 1/30/2037 (b)	400	432
		857
Japan — 0.7%
Japan Bank for International Cooperation 1.63%, 1/20/2027	96	95
Japan Government Bond
1.50%, 9/20/2043	JPY2,968,000	13,786
1.40%, 3/20/2055	JPY38,200	134
2.40%, 3/20/2055	JPY145,400	663
		14,678
Kenya — 0.0% ^
Republic of Kenya 9.50%, 3/5/2036 (b)	465	480
Malaysia — 0.3%
Malaysia Government Bond
2.63%, 4/15/2031	MYR3,858	908
3.58%, 7/15/2032	MYR10,084	2,462
3.83%, 7/5/2034	MYR7,285	1,794
4.18%, 5/16/2044	MYR2,516	631
4.74%, 3/15/2046	MYR3,636	978
		6,773
Mexico — 1.1%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	400	400
Mex Bonos Desarr Fix Rt
8.50%, 3/1/2029	MXN20,362	1,193
7.75%, 5/29/2031	MXN60,110	3,366
8.00%, 4/15/2032	MXN20,420	1,139
7.50%, 5/26/2033	MXN118,970	6,364
7.75%, 11/23/2034	MXN41,440	2,206
8.00%, 2/21/2036	MXN144,210	7,698
7.75%, 11/13/2042	MXN22,990	1,118
United Mexican States 2.66%, 5/24/2031	1,110	977
		24,461
Peru — 0.1%
Bonos de la Tesoreria
5.40%, 8/12/2034	PEN575	165
6.85%, 8/12/2035 (b)	PEN1,305	404
5.35%, 8/12/2040	PEN6,024	1,548
		2,117

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Philippines — 0.0% ^
Republic of Philippines
6.75%, 9/15/2032	PHP17,710	279
6.38%, 4/28/2035	PHP27,710	420
		699
Poland — 0.4%
Republic of Poland
4.50%, 7/25/2030	PLN2,178	574
1.25%, 10/25/2030	PLN8,850	2,037
4.00%, 7/25/2031	PLN12,031	3,052
6.00%, 10/25/2033	PLN1,894	522
5.00%, 10/25/2035	PLN12,214	3,105
		9,290
Romania — 0.3%
Romania Government Bond
6.30%, 4/25/2029	RON9,415	2,056
3.65%, 9/24/2031	RON2,085	401
6.70%, 2/25/2032	RON8,480	1,851
5.75%, 7/4/2036 (b)	1,830	1,717
		6,025
South Africa — 0.3%
Republic of South Africa
8.88%, 2/28/2035	ZAR34,465	2,120
8.50%, 1/31/2037	ZAR24,677	1,452
9.88%, 3/31/2039	ZAR5,243	334
9.00%, 1/31/2040	ZAR23,824	1,417
10.13%, 3/31/2042	ZAR12,918	834
5.75%, 9/30/2049	1,105	897
7.25%, 12/11/2055 (b)	220	210
		7,264
Spain — 0.3%
Bonos and Obligaciones del Estado 4.00%, 10/31/2054 (b)	EUR5,240	5,780
Thailand — 0.1%
Kingdom of Thailand
3.40%, 6/17/2036	THB7,379	247
3.30%, 6/17/2038	THB26,948	883
2.70%, 6/17/2040	THB13,700	416
2.00%, 6/17/2042	THB46,357	1,249
		2,795

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS		VALUE ($000)
Foreign Government Securities — continued
United Kingdom — 2.0%
United Kingdom of Great Britain and Northern Ireland
4.13%, 3/7/2031 (b)	GBP32,346	42,757
4.38%, 7/31/2054 (b)	GBP2,671	2,901
		45,658
Total Foreign Government Securities (Cost $284,629)		275,887
	SHARES (000)
Investment Companies — 5.2%
United States — 5.2%
JPMorgan Income Fund, Class R6 Shares (k)	9,041	76,400
JPMorgan Small Cap Equity Fund, Class R6 Shares (k)	833	41,613
Total Investment Companies (Cost $115,851)		118,013
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 3.0%
U.S. Treasury Bonds
1.25%, 5/15/2050	1,040	468
4.75%, 5/15/2055	2,910	2,686
4.75%, 8/15/2055	119	110
4.63%, 11/15/2055	492	445
U.S. Treasury Notes
4.13%, 1/31/2027 (l)	59,145	59,185
3.38%, 9/15/2027	200	198
3.63%, 10/31/2030	3,170	3,075
4.38%, 5/15/2036	735	716
Total U.S. Treasury Obligations (Cost $67,223)		66,883
	SHARES (000)
Closed End Funds — 1.1%
Canada — 1.1%
Sprott Physical Gold Trust *(Cost $26,860)	786	24,046
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 0.4%
United States — 0.4%
American Credit Acceptance Receivables Trust
Series 2026-1, Class C, 4.55%, 1/12/2033 (c)	865	858
Series 2026-1, Class D, 5.10%, 1/12/2033 (c)	784	776
Aqua Finance Issuer Trust Series 2025-B, Class A, 4.79%, 5/17/2051 (c)	542	536

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C, 4.44%, 11/17/2031	364	360
Series 2026-1, Class D, 4.99%, 11/17/2031	442	435
Exeter Automobile Receivables Trust
Series 2026-1A, Class C, 4.40%, 5/17/2032	348	344
Series 2026-1A, Class D, 5.00%, 5/17/2032	691	681
GS Mortgage-Backed Securities Trust Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (c) (i)	258	255
Lendmark Funding Trust Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	1,407	1,399
Oportun Issuance Trust Series 2026-A, Class A, 4.32%, 1/9/2034 (c)	937	927
Progress Residential Trust Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (c)	1,295	1,213
RCKT Mortgage Trust
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055 (c) (i)	762	754
Series 2025-CES12, Class A1A, 5.03%, 11/25/2055 (c) (i)	628	622
Santander Drive Auto Receivables Trust Series 2025-3, Class C, 4.68%, 9/15/2031	313	311
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class A, 4.72%, 4/20/2044 (c)	140	138
Total Asset-Backed Securities (Cost $9,688)		9,609
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 4.44%, 4/25/2036 (m)	—	—
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (c) (i)	235	226
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.14%, 1/25/2047 (m)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.15%, 11/25/2035 (m)	—	—
LHOME Mortgage Trust Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (c) (i)	830	823
New Residential Mortgage Loan Trust Series 2026-NQM1, Class A1, 4.82%, 11/25/2065 (c) (m)	883	870
OBX Trust Series 2026-NQM2, Class A1A, 4.82%, 12/1/2065 (c) (i)	1,099	1,083
Total Collateralized Mortgage Obligations (Cost $3,039)		3,002
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (b)(Cost $2,200)	AUD3,030	2,100
	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.1%
Call Options Purchased — 0.1%
United States — 0.1%
iShares MSCI Emerging Markets ETF
9/18/2026 at USD 70.00, American Style
Notional Amount: USD 106,530
Counterparty: Exchange-Traded *(Cost $6,792)	16,622	1,812

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS		VALUE ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (m)	107	101
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (m)	157	144
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (c) (m)	177	178
Total Commercial Mortgage-Backed Securities (Cost $440)		423
Loan Assignments — 0.0% ‡ (n) ^
United States — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2026 (m) (o)	14	—
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (15.83% (PIK)), 15.24%, 12/31/2028 (j) (m)	32	31
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 11.02% (PIK)), 14.77%, 12/29/2028 (e) (j)	1,157	246
(3-MONTH CME TERM SOFR + 11.02% (PIK)), 14.77%, 12/29/2028 (e) (j)	276	— (d)
Total Loan Assignments (Cost $1,456)		277
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Labels Buyer LLC Series A, 12.00%, 8/31/2026 ($1,000 par value) (p)(Cost $65)	—	1
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Labels Buyer LLC, expiring 4/29/2033, price 1.00 USD *(Cost $1)	—	1
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 3.7%
Commercial Paper — 0.1%
CDP Financial, Inc., 4.31%, 7/6/2027 (c) (q)	250	240
Danske Bank A/S, 4.20%, 3/19/2027 (c) (q)	250	244
Federation des Caisses Desjardins du Quebec, 3.86%, 3/2/2027 (c) (q)	250	244
Lloyds Bank plc, 4.29%, 6/17/2027 (c) (q)	222	214
Royal Bank of Canada, 4.20%, 3/24/2027 (c) (q)	250	243
RWE AG, 4.60%, 4/20/2027 (c) (q)	250	242
Svenska Handelsbanken AB, 4.08%, 4/13/2027 (c) (q)	250	243
Total Commercial Paper (Cost $1,671)		1,670

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS		VALUE ($000)
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (k) (r)	31,248	31,254
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (k) (r)	27,461	27,464
Total Investment Companies (Cost $58,705)		58,718
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (k) (r) (Cost $22,716)	22,716	22,716
Total Short-Term Investments (Cost $83,092)		83,104
Total Investments — 95.1% (Cost $1,829,622)		2,139,551
Assets in Excess of Other Liabilities — 4.9%		110,660
NET ASSETS — 100.0%		2,250,211

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CME	Chicago Mercantile Exchange
CNY	China Yuan
COP	Colombian Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
CZK	Czech Republic Koruna
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RON	Romanian Leu

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
THB	Thai Baht
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $21,126.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2026.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at July 31, 2026 is $4,965 or 0.22% of the Fund’s net assets as of July 31, 2026.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2026.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2026.

(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2026.

(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	Defaulted security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2026.
(q)	The rate shown is the effective yield as of July 31, 2026.
(r)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	12.9%
Fixed Income	12.4
International Equity	8.6
Semiconductors & Semiconductor Equipment	6.7
Banks	6.4
U.S. Treasury Notes	3.0
Oil, Gas & Consumable Fuels	2.4
Interactive Media & Services	2.4
Technology Hardware, Storage & Peripherals	2.2
Software	2.2
U.S. Equity	1.9
Capital Markets	1.9
Broadline Retail	1.6
Insurance	1.6
Hotels, Restaurants & Leisure	1.5
Financial Services	1.5
Diversified Telecommunication Services	1.4
Pharmaceuticals	1.3
Consumer Finance	1.2
Machinery	1.2
Health Care Providers & Services	1.2
Mutual Funds	1.1
Media	1.1
Specialty Retail	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	16.4
Short-Term Investments	3.9

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund and ETF semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s and ETF’s website. Detailed information about Underlying J.P. Morgan Funds and ETFs can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CAC 40 10 Euro Index	18	08/21/2026	EUR	1,774	21
IBEX 35 Index	9	08/21/2026	EUR	2,056	53
OMXS30 Index	47	08/21/2026	SEK	1,608	25
MSCI Singapore Index	65	08/28/2026	SGD	2,621	23
Euro-BTP	727	09/08/2026	EUR	97,432	(1,259)
Euro-Bund	177	09/08/2026	EUR	25,354	(282)
Euro-Buxl 30 Year Bond	49	09/08/2026	EUR	5,963	(198)
Euro-OAT	158	09/08/2026	EUR	21,313	(439)
Short-Term Euro-BTP	74	09/08/2026	EUR	9,075	(37)
TOPIX Index	83	09/10/2026	JPY	20,692	342
Japan 10 Year Mini Bond	320	09/11/2026	JPY	25,485	(167)
Japan 10 Year Bond	192	09/14/2026	JPY	152,907	(376)
Australia 10 Year Bond	86	09/15/2026	AUD	6,543	(26)
Korea 10 Year Bond	173	09/15/2026	KRW	12,813	42
Korea 3 Year Bond	98	09/15/2026	KRW	7,089	(2)
S&P/TSX 60 Index	138	09/17/2026	CAD	41,111	536
SPI 200 Index	6	09/17/2026	AUD	937	(14)
Canada 10 Year Bond	97	09/18/2026	CAD	8,213	(107)
Canada 2 Year Bond	167	09/18/2026	CAD	12,512	(14)
Canada 5 Year Bond	58	09/18/2026	CAD	4,630	(2)
DAX Index	2	09/18/2026	EUR	1,486	21
EURO STOXX 50 Index	20	09/18/2026	EUR	1,473	14
FTSE 100 Index	193	09/18/2026	GBP	28,262	913
FTSE/MIB Index	6	09/18/2026	EUR	1,814	— (a)
MSCI EAFE Index	436	09/18/2026	USD	69,439	1,152
MSCI Emerging Markets Index	5	09/18/2026	USD	411	(16)
NASDAQ 100 E-Mini Index	1	09/18/2026	USD	568	(23)
Russell 1000 Value E-Mini Index	34	09/18/2026	USD	4,222	101
Russell 2000 E-Mini Index	7	09/18/2026	USD	1,029	1
S&P 500 E-Mini Equal Weight Index	347	09/18/2026	USD	60,614	239
S&P 500 E-Mini Index	1,149	09/18/2026	USD	432,096	890
S&P E-Mini Communication Services Index	49	09/18/2026	USD	6,953	(278)
S&P MidCap 400 E-Mini Index	3	09/18/2026	USD	1,132	(3)
XAE Energy Index	101	09/18/2026	USD	12,664	828
XAF Financial Index	6	09/18/2026	USD	1,056	55
XAI E-Mini Industry Equity Index	39	09/18/2026	USD	7,091	(22)
XAK Technology Equity Index	4	09/18/2026	USD	1,417	(142)
XAY Consumer Discretionary Index	3	09/18/2026	USD	706	(10)
U.S. Treasury 10 Year Note	391	09/21/2026	USD	42,326	(285)
U.S. Treasury 10 Year Ultra Note	19	09/21/2026	USD	2,090	(16)
U.S. Treasury Long Bond	7	09/21/2026	USD	761	(30)
Long Gilt	649	09/28/2026	GBP	75,652	(627)
U.S. Treasury 5 Year Note	850	09/30/2026	USD	90,206	(506)
					375

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(164)	09/08/2026	EUR	(21,516)	192
Euro-Bund	(1,149)	09/08/2026	EUR	(164,588)	2,308
Euro-Buxl 30 Year Bond	(23)	09/08/2026	EUR	(2,799)	24
Euro-Schatz	(215)	09/08/2026	EUR	(26,140)	75
Japan 10 Year Bond	(18)	09/14/2026	JPY	(14,335)	112
Australia 10 Year Bond	(1,007)	09/15/2026	AUD	(76,612)	(137)
SPI 200 Index	(313)	09/17/2026	AUD	(48,883)	(401)
Canada 10 Year Bond	(60)	09/18/2026	CAD	(5,081)	93
DJ US Real Estate Index	(78)	09/18/2026	USD	(3,090)	(27)
EURO STOXX 50 Index	(189)	09/18/2026	EUR	(13,916)	(227)
MSCI Emerging Markets Index	(155)	09/18/2026	USD	(12,726)	1,180
Russell 1000 Growth E-Mini Index	(16)	09/18/2026	USD	(3,837)	119
Russell 2000 E-Mini Index	(289)	09/18/2026	USD	(42,483)	409
XAB Materials Equity Index	(58)	09/18/2026	USD	(6,223)	226
XAP Consumer Staples Index	(145)	09/18/2026	USD	(12,480)	33
XAU Utilities Index	(40)	09/18/2026	USD	(3,588)	50
XAV Health Care Index	(26)	09/18/2026	USD	(4,282)	68
U.S. Treasury 10 Year Note	(1,198)	09/21/2026	USD	(129,684)	1,203
U.S. Treasury Long Bond	(48)	09/21/2026	USD	(5,217)	92
U.S. Treasury Ultra Bond	(13)	09/21/2026	USD	(1,431)	28
Long Gilt	(13)	09/28/2026	GBP	(1,515)	8
U.S. Treasury 2 Year Note	(486)	09/30/2026	USD	(99,972)	167
U.S. Treasury 5 Year Note	(243)	09/30/2026	USD	(25,788)	174
					5,769
					6,144

Abbreviations
AUD	Australian Dollar
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
DAX	Deutscher Aktien Index
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
IBEX	Spanish Exchange Index
JPY	Japanese Yen
KRW	Korean Republic Won
MSCI	Morgan Stanley Capital International
SEK	Swedish Krona
SGD	Singapore Dollar
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of July 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD	316	USD	223	Citibank, NA	8/17/2026	2
USD	175	HKD	1,370	Merrill Lynch International	8/17/2026	— (a)
AUD	7,437	CAD	7,296	Barclays Bank plc	8/18/2026	24
AUD	1,654	CAD	1,617	Morgan Stanley	8/18/2026	9
AUD	937	USD	652	Citibank, NA	8/18/2026	6
AUD	2,939	USD	2,060	HSBC Bank, NA	8/18/2026	8
BRL	28,478	USD	5,484	BNP Paribas**	8/18/2026	113
CAD	765	USD	542	Barclays Bank plc	8/18/2026	4
CAD	1,074	USD	759	Citibank, NA	8/18/2026	8
CAD	44,839	USD	31,617	HSBC Bank, NA	8/18/2026	388
COP	15,153,443	USD	4,502	BNP Paribas**	8/18/2026	285
EUR	7,736	GBP	6,560	HSBC Bank, NA	8/18/2026	85
EUR	546	HUF	196,630	Goldman Sachs International	8/18/2026	9
EUR	377	USD	430	Morgan Stanley	8/18/2026	4
EUR	1,754	USD	2,006	Standard Chartered Bank	8/18/2026	18
GBP	578	USD	775	Morgan Stanley	8/18/2026	4
GBP	31,536	USD	42,178	Standard Chartered Bank	8/18/2026	322
INR	678,111	USD	7,096	Standard Chartered Bank**	8/18/2026	6
JPY	132,282	AUD	1,179	Goldman Sachs International	8/18/2026	3
JPY	118,055	AUD	1,035	Morgan Stanley	8/18/2026	15
JPY	174,507	AUD	1,527	Standard Chartered Bank	8/18/2026	24
JPY	116,874	CHF	581	Morgan Stanley	8/18/2026	16
JPY	5,730,191	USD	35,468	HSBC Bank, NA	8/18/2026	589
JPY	256,015	USD	1,581	Morgan Stanley	8/18/2026	29
MXN	11,279	GBP	479	HSBC Bank, NA	8/18/2026	5
NOK	492,164	USD	50,255	Merrill Lynch International	8/18/2026	1,664
NZD	6,179	AUD	5,076	HSBC Bank, NA	8/18/2026	70
NZD	47,486	USD	27,067	Standard Chartered Bank	8/18/2026	918
RON	4,082	USD	889	Goldman Sachs International	8/18/2026	7
SEK	10,554	GBP	813	Morgan Stanley	8/18/2026	14
SEK	42,502	USD	4,426	Morgan Stanley	8/18/2026	41
USD	392	CAD	550	Standard Chartered Bank	8/18/2026	— (a)
USD	961	CHF	774	BNP Paribas	8/18/2026	1
USD	62,949	CHF	50,523	HSBC Bank, NA	8/18/2026	359
USD	3,609	CLP	3,348,426	HSBC Bank, NA**	8/18/2026	7
USD	4,911	THB	163,210	Merrill Lynch International	8/18/2026	18
AUD	725	GBP	377	BNP Paribas	8/27/2026	2
AUD	3,883	USD	2,696	BNP Paribas	8/27/2026	35
AUD	362	USD	254	Goldman Sachs International	8/27/2026	1
AUD	1,691	USD	1,181	Morgan Stanley	8/27/2026	9
CAD	2,242	USD	1,595	HSBC Bank, NA	8/27/2026	6
CAD	5,874	USD	4,161	Morgan Stanley	8/27/2026	33
CHF	871	USD	1,075	BNP Paribas	8/27/2026	5
CZK	37,993	USD	1,784	HSBC Bank, NA	8/27/2026	26
DKK	14,500	USD	2,214	Morgan Stanley	8/27/2026	25
EUR	43,049	USD	49,171	HSBC Bank, NA	8/27/2026	516
EUR	7,307	USD	8,343	Morgan Stanley	8/27/2026	90
EUR	1,194	USD	1,364	Standard Chartered Bank	8/27/2026	14
GBP	2,725	USD	3,645	Barclays Bank plc	8/27/2026	27
GBP	88	USD	117	HSBC Bank, NA	8/27/2026	1
GBP	1,300	USD	1,741	Morgan Stanley	8/27/2026	12
HUF	288,790	USD	911	HSBC Bank, NA	8/27/2026	1
JPY	41,091	CHF	205	Citibank, NA	8/27/2026	5
JPY	381,764	USD	2,363	Barclays Bank plc	8/27/2026	41
JPY	40,780	USD	253	BNP Paribas	8/27/2026	4
JPY	37,946	USD	239	Goldman Sachs International	8/27/2026	— (a)
JPY	169,719	USD	1,049	HSBC Bank, NA	8/27/2026	20
JPY	8,400,260	USD	51,903	Morgan Stanley	8/27/2026	992

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	268,233	USD	1,658	Standard Chartered Bank	8/27/2026	31
MXN	101,421	USD	5,788	HSBC Bank, NA	8/27/2026	55
NOK	19,686	USD	2,018	HSBC Bank, NA	8/27/2026	59
NZD	813	AUD	675	Citibank, NA	8/27/2026	4
NZD	23,101	USD	13,400	Citibank, NA	8/27/2026	218
RON	5,877	USD	1,275	Barclays Bank plc	8/27/2026	14
SEK	4,573	CHF	387	Citibank, NA	8/27/2026	1
SEK	49,127	USD	5,080	BNP Paribas	8/27/2026	86
THB	116,255	USD	3,473	HSBC Bank, NA	8/27/2026	15
USD	357	ILS	1,083	Merrill Lynch International	8/27/2026	3
USD	236	JPY	37,349	Goldman Sachs International	8/27/2026	— (a)
AUD	583	USD	403	Standard Chartered Bank	9/28/2026	7
BRL	4,487	USD	853	BNP Paribas**	9/28/2026	21
BRL	694	USD	131	Merrill Lynch International**	9/28/2026	4
CNY	923	USD	137	Morgan Stanley**	9/28/2026	— (a)
COP	1,206,322	USD	359	BNP Paribas**	9/28/2026	19
COP	2,013,534	USD	620	Citibank, NA**	9/28/2026	10
COP	1,455,732	USD	414	Merrill Lynch International**	9/28/2026	42
EUR	235	USD	268	BNP Paribas	9/28/2026	4
EUR	469	USD	536	Deutsche Bank AG	9/28/2026	6
GBP	726	USD	972	Barclays Bank plc	9/28/2026	6
INR	10,284	USD	107	BNP Paribas**	9/28/2026	— (a)
INR	113,583	USD	1,180	State Street Corp.**	9/28/2026	4
KRW	397,650	USD	268	Merrill Lynch International**	9/28/2026	8
KRW	782,828	USD	511	Standard Chartered Bank**	9/28/2026	31
MXN	4,746	USD	270	Barclays Bank plc	9/28/2026	3
MXN	19,960	USD	1,143	BNP Paribas	9/28/2026	4
MXN	2,335	USD	134	Deutsche Bank AG	9/28/2026	— (a)
MXN	30,403	USD	1,723	HSBC Bank, NA	9/28/2026	24
MXN	4,664	USD	266	Standard Chartered Bank	9/28/2026	2
PLN	954	USD	251	Barclays Bank plc	9/28/2026	5
PLN	951	USD	250	Goldman Sachs International	9/28/2026	4
PLN	1,900	USD	504	HSBC Bank, NA	9/28/2026	5
PLN	1,909	USD	505	Standard Chartered Bank	9/28/2026	6
RON	1,005	USD	218	Standard Chartered Bank	9/28/2026	2
SGD	345	USD	268	BNP Paribas	9/28/2026	2
SGD	692	USD	538	Standard Chartered Bank	9/28/2026	4
THB	9,037	USD	268	Goldman Sachs International	9/28/2026	4
THB	65,860	USD	1,973	HSBC Bank, NA	9/28/2026	8
THB	18,223	USD	545	Standard Chartered Bank	9/28/2026	3
USD	131	BRL	674	BNP Paribas**	9/28/2026	— (a)
USD	161	CLP	148,319	Barclays Bank plc**	9/28/2026	2
USD	397	CLP	360,997	BNP Paribas**	9/28/2026	8
USD	405	CNY	2,730	Goldman Sachs International**	9/28/2026	1
USD	406	EUR	351	BNP Paribas	9/28/2026	— (a)
USD	134	HUF	40,900	BNP Paribas	9/28/2026	5
USD	533	HUF	163,385	Morgan Stanley	9/28/2026	18
USD	133	IDR	2,403,666	BNP Paribas**	9/28/2026	1
USD	395	IDR	7,155,558	HSBC Bank, NA**	9/28/2026	— (a)
USD	267	ILS	812	Deutsche Bank AG	9/28/2026	1
USD	738	INR	70,705	BNP Paribas**	9/28/2026	1
USD	140	INR	13,406	HSBC Bank, NA**	9/28/2026	— (a)
USD	135	KRW	192,835	Barclays Bank plc**	9/28/2026	2
USD	162	KRW	231,390	Standard Chartered Bank**	9/28/2026	1
USD	44	MYR	180	BNP Paribas**	9/28/2026	— (a)
USD	39	MYR	161	Standard Chartered Bank**	9/28/2026	— (a)
USD	457	PEN	1,555	HSBC Bank, NA**	9/28/2026	1
USD	741	PHP	44,972	BNP Paribas**	9/28/2026	7
USD	310	PLN	1,139	Barclays Bank plc	9/28/2026	5

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	670	PLN	2,447	HSBC Bank, NA	9/28/2026	15
USD	165	RON	751	HSBC Bank, NA	9/28/2026	1
USD	297	RON	1,353	Standard Chartered Bank	9/28/2026	— (a)
USD	269	SGD	343	HSBC Bank, NA	9/28/2026	— (a)
USD	550	SGD	702	Standard Chartered Bank	9/28/2026	1
USD	272	THB	8,833	Barclays Bank plc	9/28/2026	6
USD	357	THB	11,811	Merrill Lynch International	9/28/2026	2
USD	212	ZAR	3,514	Barclays Bank plc	9/28/2026	— (a)
USD	265	ZAR	4,386	Goldman Sachs International	9/28/2026	1
USD	711	ZAR	11,690	Morgan Stanley	9/28/2026	7
ZAR	3,055	USD	183	HSBC Bank, NA	9/28/2026	1
CZK	2,265	EUR	93	Goldman Sachs International	9/29/2026	— (a)
CZK	14,054	USD	664	Barclays Bank plc	9/29/2026	5
USD	563	CZK	11,761	HSBC Bank, NA	9/29/2026	3
Total unrealized appreciation						7,759
HKD	1,370	USD	175	HSBC Bank, NA	8/17/2026	— (a)
USD	223	CAD	316	Standard Chartered Bank	8/17/2026	(2)
USD	112	EUR	98	BNP Paribas	8/17/2026	(1)
USD	151	GBP	113	HSBC Bank, NA	8/17/2026	(1)
AUD	1,332	JPY	151,816	Standard Chartered Bank	8/18/2026	(18)
AUD	1,643	NZD	1,966	Morgan Stanley	8/18/2026	(3)
CAD	2,287	AUD	2,323	Citibank, NA	8/18/2026	(2)
CAD	1,016	EUR	634	Barclays Bank plc	8/18/2026	(6)
CHF	3,733	EUR	4,063	Merrill Lynch International	8/18/2026	(63)
CHF	2,512	JPY	504,966	BNP Paribas	8/18/2026	(66)
CHF	3,870	JPY	778,495	Morgan Stanley	8/18/2026	(104)
CHF	2,379	USD	2,959	Barclays Bank plc	8/18/2026	(12)
CHF	584	USD	724	Goldman Sachs International	8/18/2026	— (a)
CHF	1,426	USD	1,777	HSBC Bank, NA	8/18/2026	(10)
EUR	916	GBP	785	Barclays Bank plc	8/18/2026	(2)
GBP	532	AUD	1,021	BNP Paribas	8/18/2026	(2)
GBP	641	AUD	1,235	Morgan Stanley	8/18/2026	(5)
GBP	531	EUR	622	Barclays Bank plc	8/18/2026	(2)
GBP	1,447	EUR	1,695	Morgan Stanley	8/18/2026	(6)
GBP	18,742	NOK	246,077	Merrill Lynch International	8/18/2026	(701)
HUF	215,405	EUR	603	Merrill Lynch International	8/18/2026	(16)
HUF	1,430,656	USD	4,614	HSBC Bank, NA	8/18/2026	(96)
IDR	40,425,516	USD	2,241	HSBC Bank, NA**	8/18/2026	(2)
IDR	27,005,263	USD	1,497	State Street Corp.**	8/18/2026	(1)
SEK	117,808	NOK	119,994	BNP Paribas	8/18/2026	(277)
THB	37,769	USD	1,135	Standard Chartered Bank	8/18/2026	(3)
TWD	11,272	USD	350	BNP Paribas**	8/18/2026	— (a)
USD	34,871	AUD	50,251	HSBC Bank, NA	8/18/2026	(478)
USD	2,975	AUD	4,289	Merrill Lynch International	8/18/2026	(42)
USD	1,019	AUD	1,468	Morgan Stanley	8/18/2026	(14)
USD	640	BRL	3,273	Morgan Stanley**	8/18/2026	(4)
USD	714	BRL	3,708	State Street Corp.**	8/18/2026	(15)
USD	236	CAD	331	Barclays Bank plc	8/18/2026	(1)
USD	351	CAD	497	Standard Chartered Bank	8/18/2026	(4)
USD	808	CHF	655	Morgan Stanley	8/18/2026	(3)
USD	1,062	COP	3,444,149	State Street Corp.**	8/18/2026	(26)
USD	1,955	CZK	41,396	HSBC Bank, NA	8/18/2026	(16)
USD	921	CZK	19,509	Merrill Lynch International	8/18/2026	(8)
USD	325	EUR	285	Barclays Bank plc	8/18/2026	(4)
USD	847	EUR	742	BNP Paribas	8/18/2026	(9)
USD	379	EUR	331	HSBC Bank, NA	8/18/2026	(3)
USD	56,685	EUR	49,526	Merrill Lynch International	8/18/2026	(459)
USD	325	EUR	286	Standard Chartered Bank	8/18/2026	(5)
USD	334	GBP	249	Barclays Bank plc	8/18/2026	(2)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	539	GBP	402	HSBC Bank, NA	8/18/2026	(3)
USD	290	GBP	218	Morgan Stanley	8/18/2026	(3)
USD	205	GBP	153	Standard Chartered Bank	8/18/2026	(2)
USD	758	INR	73,263	Merrill Lynch International**	8/18/2026	(9)
USD	622	JPY	100,829	Barclays Bank plc	8/18/2026	(12)
USD	754	JPY	122,031	BNP Paribas	8/18/2026	(14)
USD	640	JPY	104,620	Goldman Sachs International	8/18/2026	(18)
USD	548	JPY	88,713	HSBC Bank, NA	8/18/2026	(10)
USD	1,231	JPY	198,593	Morgan Stanley	8/18/2026	(18)
USD	1,715	JPY	278,124	Standard Chartered Bank	8/18/2026	(35)
USD	2,263	KRW	3,452,163	Goldman Sachs International**	8/18/2026	(129)
USD	3,064	MXN	53,520	HSBC Bank, NA	8/18/2026	(22)
USD	12,604	NOK	123,585	Merrill Lynch International	8/18/2026	(433)
USD	3,103	NZD	5,310	Goldman Sachs International	8/18/2026	(26)
USD	3,826	PHP	235,385	Merrill Lynch International**	8/18/2026	(19)
USD	1,179	PHP	72,494	Standard Chartered Bank**	8/18/2026	(5)
USD	2,692	PLN	10,113	HSBC Bank, NA	8/18/2026	(15)
USD	4,166	RON	19,115	Merrill Lynch International	8/18/2026	(30)
USD	1,433	SEK	13,862	Goldman Sachs International	8/18/2026	(24)
USD	45,743	SEK	439,901	HSBC Bank, NA	8/18/2026	(489)
ZAR	11,617	USD	713	HSBC Bank, NA	8/18/2026	(11)
AUD	361	JPY	41,069	Citibank, NA	8/27/2026	(5)
AUD	726	NZD	868	Citibank, NA	8/27/2026	(1)
CAD	759	AUD	776	Citibank, NA	8/27/2026	(4)
CAD	357	EUR	222	Goldman Sachs International	8/27/2026	(1)
CHF	384	AUD	678	Citibank, NA	8/27/2026	(1)
CHF	385	NOK	4,559	Citibank, NA	8/27/2026	(4)
CHF	193	NZD	409	Citibank, NA	8/27/2026	(2)
EUR	415	NOK	4,569	Citibank, NA	8/27/2026	(3)
ILS	6,470	USD	2,143	Goldman Sachs International	8/27/2026	(25)
JPY	58,815	GBP	275	HSBC Bank, NA	8/27/2026	— (a)
SGD	336	EUR	228	HSBC Bank, NA	8/27/2026	— (a)
USD	886	AUD	1,268	HSBC Bank, NA	8/27/2026	(5)
USD	658	AUD	951	State Street Corp.	8/27/2026	(11)
USD	1,640	CAD	2,306	Barclays Bank plc	8/27/2026	(7)
USD	4,036	CAD	5,684	Citibank, NA	8/27/2026	(23)
USD	1,516	CAD	2,142	Morgan Stanley	8/27/2026	(13)
USD	254	CHF	205	Citibank, NA	8/27/2026	— (a)
USD	942	CHF	770	Goldman Sachs International	8/27/2026	(13)
USD	245	CHF	199	HSBC Bank, NA	8/27/2026	(1)
USD	281	CZK	5,994	Goldman Sachs International	8/27/2026	(4)
USD	295	DKK	1,935	Barclays Bank plc	8/27/2026	(3)
USD	192	EUR	167	Barclays Bank plc	8/27/2026	(1)
USD	284	EUR	247	Citibank, NA	8/27/2026	(1)
USD	301	EUR	262	Goldman Sachs International	8/27/2026	(1)
USD	26,019	EUR	22,791	HSBC Bank, NA	8/27/2026	(287)
USD	266	EUR	232	Morgan Stanley	8/27/2026	(2)
USD	4,537	EUR	3,970	Standard Chartered Bank	8/27/2026	(45)
USD	2,158	GBP	1,613	Barclays Bank plc	8/27/2026	(16)
USD	16,458	GBP	12,321	BNP Paribas	8/27/2026	(147)
USD	506	GBP	378	Goldman Sachs International	8/27/2026	(4)
USD	439	GBP	326	HSBC Bank, NA	8/27/2026	(1)
USD	2,198	GBP	1,644	Morgan Stanley	8/27/2026	(19)
USD	344	GBP	257	Standard Chartered Bank	8/27/2026	(1)
USD	110	JPY	18,007	BNP Paribas	8/27/2026	(3)
USD	4,336	JPY	705,391	Goldman Sachs International	8/27/2026	(106)
USD	1	JPY	175	HSBC Bank, NA	8/27/2026	— (a)
USD	4,181	JPY	676,770	Morgan Stanley	8/27/2026	(81)
USD	5,815	MXN	101,617	Goldman Sachs International	8/27/2026	(42)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	911	MXN	15,908	State Street Corp.	8/27/2026	(5)
USD	268	NOK	2,572	Morgan Stanley	8/27/2026	(4)
USD	941	NZD	1,616	Barclays Bank plc	8/27/2026	(11)
USD	919	NZD	1,595	Citibank, NA	8/27/2026	(21)
USD	324	PLN	1,230	Barclays Bank plc	8/27/2026	(5)
USD	264	RON	1,217	Goldman Sachs International	8/27/2026	(3)
USD	304	SEK	2,940	Citibank, NA	8/27/2026	(5)
USD	313	SEK	3,032	Goldman Sachs International	8/27/2026	(5)
USD	1,397	SGD	1,802	Goldman Sachs International	8/27/2026	(10)
USD	396	THB	13,369	Merrill Lynch International	8/27/2026	(5)
CLP	241,318	USD	269	Barclays Bank plc**	9/28/2026	(9)
CLP	1,260,731	USD	1,400	HSBC Bank, NA**	9/28/2026	(43)
CNY	2,706	USD	403	Barclays Bank plc**	9/28/2026	(2)
CNY	4,001	USD	595	HSBC Bank, NA**	9/28/2026	(2)
CNY	33,243	USD	4,951	Morgan Stanley**	9/28/2026	(30)
COP	816,426	USD	257	Goldman Sachs International**	9/28/2026	(2)
EUR	139	USD	161	Barclays Bank plc	9/28/2026	(1)
HUF	42,150	EUR	116	BNP Paribas	9/28/2026	(2)
HUF	132,121	USD	431	HSBC Bank, NA	9/28/2026	(14)
IDR	37,609,391	USD	2,096	BNP Paribas**	9/28/2026	(21)
IDR	4,800,746	USD	269	Merrill Lynch International**	9/28/2026	(5)
IDR	2,686,110	USD	148	State Street Corp.**	9/28/2026	— (a)
INR	50,572	USD	532	Barclays Bank plc**	9/28/2026	(5)
INR	25,426	USD	267	BNP Paribas**	9/28/2026	(2)
MXN	22,859	USD	1,317	HSBC Bank, NA	9/28/2026	(3)
MYR	8,278	USD	2,042	Standard Chartered Bank**	9/28/2026	(13)
PEN	3,658	USD	1,074	Goldman Sachs International**	9/28/2026	— (a)
PEN	795	USD	234	HSBC Bank, NA**	9/28/2026	— (a)
PLN	399	EUR	93	Goldman Sachs International	9/28/2026	(1)
PLN	6,067	USD	1,650	HSBC Bank, NA	9/28/2026	(26)
PLN	3,529	USD	954	Morgan Stanley	9/28/2026	(9)
THB	8,835	USD	273	BNP Paribas	9/28/2026	(8)
THB	114,119	USD	3,493	Morgan Stanley	9/28/2026	(60)
THB	13,434	USD	407	Standard Chartered Bank	9/28/2026	(2)
USD	214	AUD	306	Barclays Bank plc	9/28/2026	(1)
USD	125	AUD	178	HSBC Bank, NA	9/28/2026	— (a)
USD	268	AUD	384	Standard Chartered Bank	9/28/2026	(1)
USD	132	BRL	681	Barclays Bank plc**	9/28/2026	— (a)
USD	1,794	BRL	9,403	BNP Paribas**	9/28/2026	(36)
USD	168	BRL	878	Goldman Sachs International**	9/28/2026	(3)
USD	301	BRL	1,578	State Street Corp.**	9/28/2026	(6)
USD	474	COP	1,668,186	Barclays Bank plc**	9/28/2026	(48)
USD	443	COP	1,543,083	Citibank, NA**	9/28/2026	(40)
USD	194	COP	685,415	Goldman Sachs International**	9/28/2026	(20)
USD	305	COP	1,067,569	Merrill Lynch International**	9/28/2026	(29)
USD	2,583	COP	9,201,167	Standard Chartered Bank**	9/28/2026	(295)
USD	539	EUR	468	BNP Paribas	9/28/2026	(2)
USD	267	EUR	234	Standard Chartered Bank	9/28/2026	(3)
USD	647	GBP	485	Barclays Bank plc	9/28/2026	(7)
USD	267	GBP	200	Deutsche Bank AG	9/28/2026	(2)
USD	778	IDR	14,165,049	Barclays Bank plc**	9/28/2026	(3)
USD	773	IDR	14,071,113	Citibank, NA**	9/28/2026	(3)
USD	373	IDR	6,770,309	State Street Corp.**	9/28/2026	(1)
USD	267	INR	25,702	BNP Paribas**	9/28/2026	(1)
USD	266	INR	25,809	HSBC Bank, NA**	9/28/2026	(4)
USD	133	INR	12,795	Standard Chartered Bank**	9/28/2026	(1)
USD	422	INR	40,620	State Street Corp.**	9/28/2026	(2)
USD	213	KRW	332,201	Standard Chartered Bank**	9/28/2026	(17)
USD	134	MXN	2,345	Barclays Bank plc	9/28/2026	(1)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	134	MXN	2,359	BNP Paribas	9/28/2026	(2)
USD	398	MXN	7,008	Merrill Lynch International	9/28/2026	(4)
USD	5,193	MXN	90,386	Morgan Stanley	9/28/2026	(1)
USD	140	MXN	2,466	State Street Bank & Trust	9/28/2026	(2)
USD	269	MYR	1,103	BNP Paribas**	9/28/2026	(2)
USD	441	PEN	1,510	Goldman Sachs International**	9/28/2026	(3)
USD	126	PLN	472	Barclays Bank plc	9/28/2026	(1)
USD	265	PLN	1,009	Deutsche Bank AG	9/28/2026	(5)
USD	223	PLN	844	HSBC Bank, NA	9/28/2026	(3)
USD	65	PLN	244	Morgan Stanley	9/28/2026	— (a)
USD	268	SGD	343	Barclays Bank plc	9/28/2026	— (a)
USD	270	SGD	348	Deutsche Bank AG	9/28/2026	(2)
USD	267	THB	8,904	Barclays Bank plc	9/28/2026	(1)
USD	539	THB	17,971	Merrill Lynch International	9/28/2026	(2)
USD	291	ZAR	4,874	Barclays Bank plc	9/28/2026	(3)
USD	347	ZAR	5,782	Morgan Stanley	9/28/2026	(2)
USD	265	ZAR	4,465	Standard Chartered Bank	9/28/2026	(4)
ZAR	3,502	USD	215	Barclays Bank plc	9/28/2026	(4)
ZAR	4,380	USD	269	Goldman Sachs International	9/28/2026	(5)
CZK	6,750	USD	325	Barclays Bank plc	9/29/2026	(4)
CZK	20,165	USD	966	BNP Paribas	9/29/2026	(5)
USD	341	CZK	7,251	Barclays Bank plc	9/29/2026	(4)
USD	260	CZK	5,515	BNP Paribas	9/29/2026	(3)
USD	1,283	CZK	27,151	HSBC Bank, NA	9/29/2026	(11)
USD	258	CZK	5,433	Morgan Stanley	9/29/2026	(1)
Total unrealized depreciation						(5,638)
Net unrealized appreciation						2,121

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$9,609	$—	$9,609
Closed End Funds	24,046	—	—	24,046
Collateralized Mortgage Obligations	—	3,002	—	3,002
Commercial Mortgage-Backed Securities	—	423	—	423
Common Stocks
Australia	—	6,991	—	6,991
Austria	—	253	—	253
Belgium	—	620	—	620
Brazil	13,652	24	—	13,676
Chile	—	55	—	55
China	3,598	41,284	—	44,882
Cyprus	—	528	—	528
Czech Republic	612	—	—	612
Denmark	73	3,412	—	3,485
Finland	—	803	—	803
France	114	13,694	—	13,808
Germany	942	11,024	—	11,966
Greece	—	1,316	—	1,316
Guatemala	858	—	—	858
Hong Kong	16	5,026	—	5,042
Hungary	—	1,769	—	1,769
India	4,814	13,877	—	18,691
Indonesia	—	642	—	642
Ireland	1,469	239	—	1,708
Israel	162	628	—	790
Italy	20	6,582	—	6,602
Ivory Coast	—	33	—	33
Japan	709	28,937	—	29,646
Kazakhstan	492	—	—	492
Luxembourg	—	136	—	136
Macau	—	40	—	40
Malaysia	—	650	—	650
Mexico	1,828	19	—	1,847
Netherlands	3,289	9,860	—	13,149
New Zealand	—	153	—	153
Nigeria	—	11	—	11
Norway	69	350	—	419
Peru	879	—	—	879
Poland	—	14	—	14
Portugal	—	128	—	128
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	1,731	—	1,731

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Singapore	$649	$3,475	$—	$4,124
South Africa	957	4,034	—	4,991
South Korea	1,489	34,247	—	35,736
Spain	—	2,742	—	2,742
Sweden	—	6,343	—	6,343
Switzerland	18	4,321	—	4,339
Taiwan	5,831	45,435	—	51,266
Thailand	792	—	—	792
United Arab Emirates	—	945	— (a)	945
United Kingdom	1,630	10,217	—	11,847
United States	485,760	9,917	11	495,688
Total Common Stocks	530,722	272,505	11	803,238
Corporate Bonds
Australia	—	2,029	—	2,029
Austria	—	281	—	281
Canada	—	14,390	—	14,390
Denmark	—	2,344	—	2,344
France	—	9,451	—	9,451
Germany	—	18,177	—	18,177
Hong Kong	—	193	—	193
Ireland	—	3,191	—	3,191
Italy	—	12,755	—	12,755
Japan	—	917	—	917
Luxembourg	—	288	—	288
Netherlands	—	2,166	—	2,166
Portugal	—	4,144	—	4,144
Saudi Arabia	—	773	—	773
Spain	—	9,469	—	9,469
Switzerland	—	11,403	—	11,403
Trinidad And Tobago	—	209	—	209
United Kingdom	—	13,701	—	13,701
United States	—	272,893	5	272,898
Total Corporate Bonds	—	378,774	5	378,779
Exchange-Traded Funds	372,376	—	—	372,376
Foreign Government Securities	—	275,887	—	275,887
Investment Companies	118,013	—	—	118,013
Loan Assignments	—	—	277	277
Options Purchased	1,812	—	—	1,812
Preferred Stocks	—	1	—	1
Supranational	—	2,100	—	2,100
U.S. Treasury Obligations	—	66,883	—	66,883
Warrants	—	1	—	1
Short-Term Investments
Commercial Paper	—	1,670	—	1,670
Investment Companies	58,718	—	—	58,718

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$22,716	$—	$—	$22,716
Total Short-Term Investments	81,434	1,670	—	83,104
Total Investments in Securities	$1,128,403	$1,010,855	$293	$2,139,551
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,759	$—	$7,759
Futures Contracts	11,817	—	—	11,817
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,638)	$—	$(5,638)
Futures Contracts	(5,510)	(163)	—	(5,673)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$6,307	$1,958	$—	$8,265

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended July 31, 2026.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$56,890	$—	$—	$(5,653)	$51,237	865	$—	$—
JPMorgan BetaBuilders Canada ETF (a)	—	36,106	—	—	164	36,270	354	—	—
JPMorgan BetaBuilders Japan ETF (a)	—	82,321	—	—	(324)	81,997	1,099	—	—
JPMorgan Income ETF (a)	97,243	78,437	56,132	(147)	(1,401)	118,000	2,574	4,313	—
JPMorgan Income Fund Class R6 Shares (a)	114,375	4,796	41,102	(435)	(1,234)	76,400	9,041	4,797	—
JPMorgan International Dynamic ETF (a) *	—	13,546	—	—	147	13,693	268	—	—
JPMorgan Mortgage-Backed Securities ETF (a)	—	76,036	4,286	(19)	(552)	71,179	1,424	—	—
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	—	323,248	295,783	(4)	3	27,464	27,461	225	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	245,117	855,010	1,068,822	(15)	(36)	31,254	31,248	4,464	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	17,427	175,297	170,008	—	— (c)	22,716	22,716	876	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	—	42,777	4,915	387	3,364	41,613	833	—	—
Total	$474,162	$1,744,464	$1,641,048	$(233)	$(5,522)	$571,823		$14,675	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.
(c)	Amount rounds to less than one thousand.
*	Non-income producing security.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
C. Derivatives— The Fund used derivative instruments including options, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.